WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.
                                 --------------
                             YOUR VOTE IS IMPORTANT
Dear Shareholder:

         The Board of Directors of Warburg, Pincus Post-Venture Capital Fund, Inc. (the "Fund") has recently reviewed and unanimously endorsed a proposal for the acquisition of the Fund by another Warburg Pincus Fund. Under the terms of the proposal, Warburg, Pincus Global Post-Venture Capital Fund, Inc. (the "Global Fund") would acquire all or substantially all of the assets and liabilities of the Fund. We are pleased to invite you to attend a special meeting (the "Meeting") of the shareholders of the Fund to consider the approval of a Plan of Reorganization (the "Plan") pursuant to which the acquisition of the Fund (the "Acquisition") would be effected.

         The Fund's Board of Directors and Credit Suisse Asset Management, LLC, the Fund's investment adviser ("CSAM"), believe that the Acquisition is in the best interests of the Fund and its shareholders.

         As noted and further described herein, although the Fund has the same investment objective as the Global Fund, THERE ARE TWO SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS ARE MANAGED: (I) THE GLOBAL FUND MAY INVEST WITHOUT LIMIT IN FOREIGN SECURITIES, WHILE THE FUND'S FOREIGN INVESTMENTS ARE LIMITED TO 20% OF ASSETS; AND (II) THE GLOBAL FUND MAY (AND CURRENTLY DOES) INVEST IN EMERGING MARKETS, WHILE THE FUND DOES NOT. The Global Fund has the same investment adviser, sub-investment adviser, distributor, custodian, transfer agent and independent accountant as the Fund. In addition, CSAM has agreed to waive fees and reimburse expenses for the two-year period beginning on the date of the closing of the Acquisition to the extent necessary for the net expense ratio of a class of the Global Fund to be no higher than the lower of the corresponding class of the Fund or the Global Fund for the 30-day period ended on such date. The closing of the Acquisition (the "Closing Date") is expected to be January 28, 2000.

         If shareholders of the Fund approve the Plan, the Fund will be liquidated upon consummation of the Acquisition. You will become a shareholder of the Global Fund, having received shares of the same class with an aggregate value equal to the aggregate net asset value of your investment in the Fund immediately prior to the Acquisition. No sales or other charge will be imposed in connection with the transaction. The transaction will, in the opinion of counsel, be free from federal income taxes to you, the Fund and the Global Fund. CSAM or its affiliates will bear all expenses incurred in connection with the Acquisition.

         The Meeting will be held on January 27, 2000 to consider this transaction. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

         Detailed information about the proposed Acquisition is described in the attached Prospectus/Proxy statement. THE BOARD OF DIRECTORS OF THE FUND HAS UNANIMOUSLY APPROVED THE ACQUISITION AND RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN. On behalf of the Board of Directors, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card(s). A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to D. F. King & Co., Inc., the Fund's proxy solicitor, Attn: Dominic
F. Maurillo, at (212) 269-2796. We also encourage you to vote by telephone or through the Internet. Proxies may be voted by telephone by calling (800) 207-3158 between the hours of 9:00 a.m. and 10:00 p.m. (Eastern time) or through the Internet using the Internet address located on your proxy card.

         Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitation. When the Fund records proxies by telephone or through the Internet, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

         Whichever voting method you choose, please read the full text of the proxy statement before you vote.

         If you have any questions regarding the proposed Acquisition, please feel free to call Hal Liebes, Vice President and Secretary of the Fund, at (212) 326-5454, who will be pleased to assist you.

         IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED
PROMPTLY.



Sincerely,



/s/ Eugene L. Podsiadlo



Eugene L. Podsiadlo
President of the Fund

December 10, 1999

                                                               December 10, 1999

                 WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.

                      IMPORTANT NEWS FOR FUND SHAREHOLDERS


         While we encourage you to read the full text of the enclosed Proxy Statement/ Prospectus, here is a brief overview of the proposal you are being asked to vote on.

                          Q & A: QUESTIONS AND ANSWERS


Q:       WHAT IS HAPPENING?

A: You are being asked to vote on an Agreement and Plan of Reorganization for the assets of Warburg, Pincus Post-Venture Capital Fund, Inc. (the "Post-Venture Fund") to be acquired by Warburg, Pincus Global Post-Venture Capital Fund, Inc. (the "Global Post-Venture Fund") in a tax-free exchange of shares. If the Agreement and Plan of Reorganization is approved and the acquisition completed, you would no longer be a shareholder of the Post-Venture Fund, but would become a shareholder of the Global Post-Venture Fund.

Q: WHAT ARE THE DIFFERENCES BETWEEN THE POST-VENTURE FUND AND THE GLOBAL POST-VENTURE FUND?

A: The Post-Venture Fund has the same investment objective as the Global Post-Venture Fund, although there are two significant differences in the way the funds are managed: (I) THE GLOBAL POST-VENTURE FUND MAY INVEST WITHOUT LIMIT IN FOREIGN SECURITIES, WHILE THE POST-VENTURE FUND'S FOREIGN INVESTMENTS ARE LIMITED TO 20% OF ASSETS; AND (II) THE GLOBAL POST-VENTURE FUND MAY (AND CURRENTLY DOES) INVEST IN EMERGING MARKETS, WHILE THE POST-VENTURE FUND DOES NOT. The Global Post-Venture Fund invests in at least three countries, including the United States. However, the Global Post-Venture Fund has the same investment adviser, sub-investment adviser, distributor, custodian, transfer agent and accountant as the Post-Venture Fund.

Q:       WILL THE FEES ASSESSED TO SHAREHOLDERS INCREASE?

A: No. Credit Suisse Asset Management, LLC, each Fund's investment adviser ("CSAM"), has agreed to maintain the total expense ratio of each class of the Global Post-Venture Fund at the lower expense ratio of the two Funds for a two-year period beginning on the date of the closing of the proposed acquisition. After the two-year period, the expenses of the Global Post-Venture Fund may increase. The closing of the proposed acquisition is expected to be January 28, 2000.

Q:       WHAT ARE THE BENEFITS OF THE TRANSACTION?

A: The Board members of the Post-Venture Fund believe that the Global Post-Venture Fund's ability to invest in both U.S. and foreign securities provides the Global Post-Venture Fund with a broader universe of permitted investments and access to post-venture capital opportunities world-wide. The following pages give you additional information on the proposed acquisition on which you are being asked to vote.

Q:       HOW DO THE BOARD MEMBERS OF THE POST-VENTURE FUND RECOMMEND THAT I
         VOTE?

A: AFTER CAREFUL CONSIDERATION, THE BOARD MEMBERS OF THE POST-VENTURE FUND, INCLUDING THOSE WHO ARE NOT AFFILIATED WITH THE POST-VENTURE FUND OR CSAM, RECOMMEND THAT YOU VOTE FOR THE PROPOSED ACQUISITION ON THE ENCLOSED PROXY CARD.

Q:       WHOM DO I CALL FOR MORE INFORMATION?

A: Please call D.F. King & Co., Inc., the Post-Venture Fund's information agent, at 1-800-207-3158.

Q:       HOW CAN I VOTE MY SHARES?

A:       Please choose one of the following options to vote your shares:

         o    By mail, with the enclosed proxy card;

         o By telephone, with a toll-free call to D.F. King & Co., Inc. at 1-800-207-3158 between 9:00 a.m. and 10:00 p.m. (Eastern time);

         o    By faxing the enclosed proxy card to D.F. King & Co., Inc., Attn:
              Dominic F. Maurillo, at (212) 269-2796;

         o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

         o    In person at the meeting.

Q:       WILL THE POST-VENTURE FUND PAY FOR THIS PROXY SOLICITATION?

A:       No.  CSAM will bear these costs.

                 WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.
                              466 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10017-3147

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON JANUARY 27, 2000

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Warburg, Pincus Post-Venture Capital Fund, Inc. (the "Fund") will be held at the offices of the Fund, 466 Lexington Avenue, New York, New York 10017-3147 on January 27, 2000, commencing at 3:00 p.m. for the following purposes:

          1. To approve the Agreement and Plan of Reorganization dated as of December 1, 1999 (the "Plan") providing that (i) the Fund would transfer to Warburg Pincus Global Post-Venture Capital Fund, Inc. (the "Global Fund") all or substantially all of its assets in exchange for shares of the Global Fund and the assumption by the Global Fund of the Fund's liabilities, (ii) such shares of the Global Fund would be distributed to shareholders of the Fund in liquidation of the Fund, and (iii) the Fund would subsequently be terminated.

          2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE FUND VOTE TO APPROVE THE PLAN.

The Board of Directors of the Fund has fixed the close of business on November 16, 1999 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting and any adjournment or adjournments thereof. As a convenience to shareholders, you can now vote in any one of five ways:

          o    By mail, with the enclosed proxy card(s);

          o By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your proxy card, to D. F. King & Co., Inc., the Fund's proxy solicitor, at (800) 207-3158;

          o    By faxing the enclosed proxy card to D.F. King &Co., Inc., Attn:
               Dominic F. Maurillo, at (212) 269-2796;

          o Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

          o    In person at the meeting.

               IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

         SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO (A) SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES, (B) VOTE BY TELEPHONE WITH A TOLL-FREE CALL TO (800) 207-3158, (C) VOTE THROUGH THE INTERNET USING THE ADDRESS LOCATED ON THE PROXY CARD OR (D) FAX THE ENCLOSED PROXY CARD(S) TO D. F. KING & CO., INC. AT (212) 269-2796, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE FUND AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.



By Order of the Board of Directors,



/s/ Hal Liebes



Hal Liebes
Vice President and Secretary

December 10, 1999



                YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL
               HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:



         Registration                                Valid Signatures
         ------------                                ----------------

         Corporate Accounts

         (1) ABC Corp.........................  ABC Corp.
         (2) ABC Corp.........................  John Doe, Treasurer
         (3) ABC Corp.........................
              c/o John Doe, Treasurer.........  John Doe
         (4) ABC Corp. Profit Sharing Plan....  John Doe, Trustee

         Trust Accounts

         (1) ABC Trust........................  Jane B. Doe, Trustee
         (2) Jane B. Doe, Trustee
              u/t/d 12/28/78..................  Jane B. Doe

         Custodial or Estate Accounts

         (1) John B. Smith, Cust.
              f/b/o John B. Smith, Jr. UGMA...  John B. Smith
         (2) John B. Smith....................  John B. Smith, Jr., Executor

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           PROSPECTUS/PROXY STATEMENT
                                DECEMBER 10, 1999

                          ACQUISITION OF THE ASSETS OF

                 WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                   800-WARBURG

                        BY AND IN EXCHANGE FOR SHARES OF
             WARBURG, PINCUS GLOBAL POST-VENTURE CAPITAL FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                   800-WARBURG

         This Prospectus/Proxy Statement is being furnished to shareholders of Warburg, Pincus Post-Venture Capital Fund, Inc., an open-end, diversified management investment company organized as a Maryland corporation (the "Fund"), in connection with a proposed agreement and plan of reorganization (the "Plan") to be submitted to shareholders of the Fund for consideration at a Special Meeting of Shareholders to be held on January 27, 2000 at 3:00 p.m. (the "Meeting"), at the offices of the Fund located at 466 Lexington Avenue, New York, New York 10017, or any adjournment(s) thereof. Pursuant to the Plan, the Fund would transfer to Warburg, Pincus Global Post-Venture Capital Fund, Inc., an open-end, diversified management investment company organized as a Maryland corporation (the "Global Fund" and, together with the Fund, the "Funds"), all or substantially all of its assets in exchange for shares of the Global Fund and the assumption by the Global Fund of the Fund's liabilities; such shares of the Global Fund would be distributed to shareholders of the Fund in liquidation of the Fund; and the Fund would subsequently be terminated (hereinafter collectively referred to as the "Acquisition").

         As noted and further described herein, although the Fund has the same investment objective as the Global Fund (i.e., long-term growth of capital), THERE ARE TWO SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS ARE MANAGED: (I) THE GLOBAL FUND MAY INVEST WITHOUT LIMIT IN FOREIGN SECURITIES, WHILE THE FUND'S FOREIGN INVESTMENTS ARE LIMITED TO 20% OF ASSETS; AND (II) THE GLOBAL FUND MAY (AND CURRENTLY DOES) INVEST IN EMERGING MARKETS, WHILE THE FUND DOES NOT. The other investment policies of the Global Fund are substantially similar to those of the Fund except for differences described under "Comparison of Investment Objectives and Policies" in this Prospectus/Proxy Statement. The investment adviser, sub-investment adviser, distributor, custodian, transfer agent and independent accountant for the Global Fund are also the same as those of the Fund.

         As a result of the proposed Acquisition, each shareholder of a class of shares of the Fund will receive that number of shares of the same class of the Global Fund having an aggregate net asset value equal to the aggregate value of such shareholder's shares of the Fund immediately prior to the Acquisition. All expenses of the Acquisition will be borne by CSAM or its affiliates. No sales or other charge will be imposed on the shares of the Global Fund received by the shareholders of the Fund. This transaction is structured to be tax-free for federal income tax purposes to shareholders of the Fund and to each of the Fund and the Global Fund.

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Global Fund that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about December 13, 1999. A Statement of Additional Information dated December 10, 1999, relating to this Prospectus/Proxy Statement and the Acquisition, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Global Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling 800-WARBURG.

         The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.

      1. The current Prospectus of each class of shares offered by the Global Fund, dated February 22, 1999, as revised July 6, 1999. The Global Fund Prospectuses relating to each class of shares of the Global Fund held by a shareholder accompanies this Prospectus/Proxy Statement.

      2. The current Prospectus of each class of shares offered by the Fund, each dated February 16, 1999, as revised July 6, 1999. These Prospectuses may be obtained without charge by writing to the address on the cover page of this Prospectus/Proxy Statement or by calling 800-WARBURG.

      3. The Annual Report for the fiscal year ended October 31, 1998 and the Semiannual Report for the six-month period ended April 30, 1999 of each of the Fund and the Global Fund.

         Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the Agreement and Plan of Reorganization (the "Plan") for the proposed Acquisition.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

                                TABLE OF CONTENTS


                                                                            PAGE

ADDITIONAL MATERIALS.........................................................  5

SUMMARY......................................................................  6

RISK FACTORS.................................................................  8

REASONS FOR THE ACQUISITION..................................................  9

FEE TABLE.................................................................... 11

INFORMATION ABOUT THE ACQUISITION............................................ 13

TOTAL RETURNS................................................................ 16

SHARE OWNERSHIP OF THE FUNDS................................................. 17

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES............................. 19

MANAGEMENT OF EACH FUND...................................................... 24

INTEREST OF CSAM IN THE ACQUISITION.......................................... 25

INFORMATION ON SHAREHOLDERS' RIGHTS.......................................... 25

ADDITIONAL INFORMATION....................................................... 27

VOTING INFORMATION........................................................... 27

OTHER BUSINESS............................................................... 29

FINANCIAL STATEMENTS AND EXPERTS............................................. 29

LEGAL MATTERS................................................................ 29

EXHIBIT A:  AGREEMENT AND PLAN OF REORGANIZATION.............................A-1

                              ADDITIONAL MATERIALS

The following additional materials, which have been incorporated by reference into the Statement of Additional Information dated December 10, 1999 relating to this Prospectus/Proxy Statement and the Acquisition, will be sent to all shareholders of the Fund requesting a copy of such Statement of Additional Information.

      1. The current Statement of Additional Information for the Global Fund, dated February 22, 1999, as revised December 10, 1999.

      2. The current Statement of Additional Information for the Fund, dated February 16, 1999, as revised July 6, 1999.

                                     SUMMARY

         THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE PLAN (A COPY OF WHICH IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUSES OF THE FUND, THE STATEMENT OF ADDITIONAL INFORMATION OF THE FUND, THE PROSPECTUSES OF THE GLOBAL FUND AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE GLOBAL FUND.

         PROPOSED ACQUISITION. The Plan provides for the acquisition of all or substantially all of the assets and liabilities of the Fund by the Global Fund in exchange for shares of the Global Fund. The Plan also calls for the distribution of shares of the Global Fund to the Fund's shareholders in liquidation of the Fund. As a result of the Acquisition, each shareholder of a class of shares of the Fund will become the owner of that number of full and fractional shares of the same class of the Global Fund having an aggregate net asset value equal to the aggregate value of the shareholder's shares of the Fund as of the close of business on the date that the Fund's assets are exchanged for shares of the Global Fund. See "Information About the Acquisition -- Plan of Reorganization."

         For the reasons set forth below under "Reasons for the Acquisition," the Board of Directors of the Fund, including the Directors of the Fund who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that the Acquisition would be in the best interests of the shareholders of the Fund and that the interests of the Fund's existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board therefore has submitted the Plan for approval by the Fund's shareholders. The Board of Directors of the Global Fund has also reached similar conclusions and approved the Acquisition with respect to the Global Fund.

         Approval of the Acquisition of the Fund will require the affirmative vote of the holders of a majority of the Fund's outstanding shares. See "Voting Information." In the event that the Plan is not approved by shareholders of the Fund, the Board will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         TAX CONSEQUENCES. Prior to completion of the Acquisition, the Fund and the Global Fund will have received an opinion of counsel that, upon the closing of the Acquisition and the transfer of the assets of the Fund, no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes. The holding period and aggregate tax basis of the Global Fund shares received by a Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Fund previously held by such shareholder. In addition, the holding period and tax basis of the assets of the Fund in the hands of the Global

Fund as a result of the Acquisition will be the same as in the hands of the Fund immediately prior to the Acquisition.

         INVESTMENT OBJECTIVES AND POLICIES. As noted and further described herein, although the Fund has the same investment objective as the Global Fund (i.e., long-term growth of capital), THERE ARE TWO SIGNIFICANT DIFFERENCES IN THE WAY THE FUNDS ARE MANAGED: (I) THE GLOBAL FUND MAY INVEST WITHOUT LIMIT IN FOREIGN SECURITIES, WHILE THE FUND'S FOREIGN INVESTMENTS ARE LIMITED TO 20% OF ASSETS; AND (II) THE GLOBAL FUND MAY (AND CURRENTLY DOES) INVEST IN EMERGING MARKETS, WHILE THE FUND DOES NOT. Also, whereas the Global Fund may, but is not expected to, invest in swaps, the Fund may not. The other investment policies of the Global Fund are substantially similar to those of the Fund except for differences described under "Comparison of Investment Objectives and Policies" in this Prospectus/Proxy Statement.

         PURCHASE AND REDEMPTION PROCEDURES. The purchase and redemption procedures available to shareholders of the Global Fund are identical to those available to shareholders of the Fund. Purchases of shares of each Fund may be made by mail or, with advance arrangements, by wire. Shares of the Funds are sold at net asset value per share and without an initial sales charge. Common Shares of each Fund are subject to a 12b-1 fee of .25% per annum. Advisor Shares of each Fund are subject to a 12b-1 fee of up to .75% per annum (currently
 .50%).

         EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of the Global Fund are identical to those available to shareholders of the Fund. Shareholders of each Fund may exchange at net asset value all or a portion of their shares for shares of the same class of other mutual funds in the Warburg Pincus family of funds (each, a "Warburg Pincus Fund") at their respective net asset values. Shareholders may thus not effect exchanges between one class of shares (e.g., Common Shares) of a Warburg Pincus Fund and any other class of shares (e.g., Advisor Shares) of any other Warburg Pincus Fund. Exchanges may be effected by mail or by telephone. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases in the fund in which shares are being purchased. Each Fund may refuse exchange purchases at any time without prior notice.

         The exchange privilege is available to shareholders residing in any state in which the relevant Fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange. See the Shareholder Guide which accompanies the Prospectuses of the Global Fund.

         DIVIDENDS. The Global Fund and the Fund each distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the relevant Fund unless a shareholder elects otherwise. Each Fund declares and pays dividends, if any, from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, of each Fund will be distributed at least annually. See "About Your Account -- Distributions" in the accompanying Prospectuses of the Global Fund.

         SHAREHOLDER VOTING RIGHTS. The Global Fund and the Fund are each registered with the SEC as open-end, diversified management investment companies. Each Fund is a Maryland corporation, each having a Board of Directors. Shareholders of each Fund have similar voting rights. Neither Fund holds a meeting of shareholders annually, except as required by the 1940 Act or other applicable law. Each Fund's By-Laws provide that a special meeting of shareholders will be called at the written request of shareholders entitled to cast at least ten percent of the votes entitled to be cast at the meeting, upon payment by such shareholders of the reasonably estimated cost of preparing and mailing a notice of the meeting, provided, however, that the matter to be considered at such special meeting of shareholders is not substantially the same as a matter voted on at a special meeting of shareholders held during the preceding 12 months. To the extent required by law, each Fund will assist in shareholder communication in such matters. The presence of one-third of the shareholders of the relevant Fund at a shareholder meeting will constitute a quorum.

         In addition, under the laws of the State of Maryland, shareholders of either the Global Fund or the Fund do not have appraisal rights in connection with a combination or acquisition of the assets of the relevant Fund by another entity. Shareholders of the Fund may, however, redeem their shares at net asset value prior to the date of the Acquisition (subject only to certain restrictions set forth in the 1940 Act). See "Information on Shareholders' Rights -- Voting Rights."


                                  RISK FACTORS

         Although the investment objectives of the Global Fund and the Fund (i.e., long-term growth of capital) are identical and certain other investment policies and restrictions of the Global Fund are substantially similar to those of the Fund, there are two significant differences in the way the funds are managed relating to the Global Fund's investments in foreign securities and in emerging markets. Whereas the principal risk factors affecting the Fund are market risk and the risks associated with (i) start-up and other small companies and (ii) special situation companies, the principal risk factors affecting the Global Fund are market risk and the risks associated with (a) foreign securities, (b) start-up and other small companies and (c) special situation companies. Also, whereas the Global Fund may, but is not expected to, invest in swaps, the Fund may not. See the accompanying Prospectuses of the Global Fund for a complete discussion of the risks of investing in that Fund.

                           REASONS FOR THE ACQUISITION

         The Board of Directors of the Fund has determined that it is in the best interest of the Fund to effect the Acquisition. In reaching this conclusion, the Board considered a number of factors, including the following:

      1. the Acquisition may increase economic and other efficiencies of the Funds and may potentially result in higher annual total returns for Fund shareholders as the ability of the Global Fund to invest in foreign securities without limit and in emerging markets provides CSAM with (i) greater management flexibility, (ii) a broader universe of permitted investments, recognizing that venture capital investing has expanded well beyond the United States since the Fund was launched in 1995, and (iii) the ability to take more meaningful positions in investments deemed attractive given the combined assets of the Funds;

      2. the Acquisition would result in a larger fund with access to more portfolio securities, thereby enhancing portfolio choices and making greater diversification possible;

      3. the terms and conditions of the Acquisition;

      4. that the investment adviser, sub-investment adviser, distributor, custodian, transfer agent and accountant for the Global Fund are the same as those of the Fund;

      5. the federal tax consequences of the Acquisition to the Fund, the Global Fund and the shareholders of each Fund, and that a legal opinion will be rendered that no recognition of income, gain or loss for federal income tax purposes will occur as a result of the Acquisition to any of them;

      6. that the interests of shareholders of the Fund will not be diluted as a result of the Acquisition;

      7. CSAM has agreed to waive fees and reimburse expenses for the two-year period beginning on the date of the closing of the Acquisition to the extent necessary for the net expense ratio of a class of the Global Fund to be no higher than the lower of the corresponding class of the Fund or the Global Fund for the 30-day period ended on such date;

      8. that the expenses of the Acquisition will be borne by CSAM or its affiliates; and

      9. that no sales or other charge will be imposed in connection with the Acquisition.

In light of the foregoing, the Board of Directors of the Fund, including the Independent Directors, has determined that it is in the best interests of the Fund and its shareholders to effect the Acquisition. The Board of Directors of the Fund has also determined that the Acquisition would not result in a dilution of the interests of the Fund's shareholders.

The Board of Directors of the Global Fund has also determined that it is advantageous to the Global Fund to effect the Acquisition. Each Fund's Board of Directors considered, among other things, the terms and conditions of the Acquisition and representations that the Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Directors of the Global Fund, including a majority of the Independent Directors, has determined that the Acquisition is in the best interests of the Global Fund's shareholders and that the interests of the Global Fund's shareholders would not be diluted as a result of the Acquisition.

                                    FEE TABLE

         Following are two tables showing current costs and expenses of each class of outstanding shares of the Fund and the costs and expenses of the corresponding class of the Global Fund after giving effect to the Acquisition. The Global Fund's total expense ratio may increase after the two-year period during which CSAM has agreed to waive fees and reimburse expenses. The table does not reflect charges that institutions and financial intermediaries may impose on their customers.

================================================================================
COMMON SHARES*                         FUND         GLOBAL FUND      PRO FORMA
--------------------------------------------------------------------------------

Shareholder Transaction Expenses:
   Maximum sales charge imposed
   on purchases (as a percentage
   of offering price)................   None            None            None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from
fund assets)
   Management fees...................  1.25%           1.25%           1.25%
   12b-1 fees........................   .25%            .25%            .25%
   Other expenses....................   .61%           2.38%            .65%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES**..............  2.11%           3.88%           2.15%
================================================================================


================================================================================
ADVISOR SHARES*                        FUND         GLOBAL FUND      PRO FORMA
--------------------------------------------------------------------------------

Shareholder Transaction Expenses:
   Maximum sales charge imposed
   on purchases (as a percentage of
   offering price)...................   None            None            None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from
fund assets)
   Management fees...................  1.25%           1.25%           1.25%
   12b-1 fees........................   .50%            .50%            .50%
Other expenses.......................   .61%           2.38%            .65%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES**..............  2.36%           4.13%           2.40%
================================================================================

--------------
* Fee waivers and expense reimbursements or credits reduced expenses for the Funds during the eleven-month period ended September 30, 1999 but may be discontinued at any time. Actual fees and expenses for such period are shown below, and are annualized:

   COMMON SHARES
   AFTER FEE WAIVERS AND
   REIMBURSEMENTS            FUND    GLOBAL FUND  PRO FORMA
   Management fees           .82%        .00%        .75%
   12b-1 fees                .25%        .25%        .25%

   Other expenses            .58%       1.40%        .65%

   TOTAL ANNUAL FUND
      OPERATING EXPENSES    1.65%       1.65%       1.65%

   ADVISOR SHARES
   AFTER FEE WAIVERS AND
   REIMBURSEMENTS            FUND    GLOBAL FUND  PRO FORMA


   Management fees           .82%        .00%        .75%
   12b-1 fees                .50%        .50%        .50%

   Other expenses            .58%       1.40%        .65%

   TOTAL ANNUAL FUND
      OPERATING EXPENSES    1.90%       1.90%       1.90%

** CSAM has agreed to waive fees and reimburse expenses for the two-year period beginning on the date of the closing of the Acquisition to the extent necessary for the net expense ratio of a class of the Global Fund to be no higher than the lower of the corresponding class of the Fund or the Global Fund for the 30-day period ended on such date.

EXAMPLES

         The following examples are intended to assist an investor in understanding the various costs that an investor in each Fund will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the first two tables above (i.e., before fee waivers and expense reimbursements and credits). The examples also assume that all dividends and distributions are reinvested.



================================================================================
ASSUME YOU INVEST $10,000, EACH      1 YEAR      3 YEARS     5 YEARS    10 YEARS
FUND RETURNS 5% ANNUALLY AND YOU
CLOSE YOUR ACCOUNT AT THE END OF
EACH OF THE TIME PERIODS SHOWN.
BASED ON THESE ASSUMPTIONS,
YOUR COST WOULD BE:
--------------------------------------------------------------------------------

Common Shares
   Fund.............................   $214        $661      $1,134      $2,441
   Global Fund......................   $390      $1,184      $1,995      $4,104
   Pro Forma........................   $218       $ 673      $1,154      $2,483
Advisor Shares
   Fund.............................   $239        $736      $1,260      $2,696
   Global Fund......................   $415      $1,255      $2,110      $4,314
   Pro Forma........................   $243        $748      $1,280      $2,736
================================================================================

The examples provide a means for an investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

                        INFORMATION ABOUT THE ACQUISITION

         AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Plan is qualified in its entirety by reference to the Plan (Exhibit A hereto). The Plan provides that the Global Fund will acquire all or substantially all of the assets of the Fund in exchange for shares of the Global Fund and the assumption by the Global Fund of the liabilities of the Fund on the Closing Date. The Closing Date is expected to be January 28, 2000.

         Prior to the Closing Date, the Fund will endeavor to discharge all of its known liabilities and obligations. The Global Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund as of the close of regular trading on The New York Stock Exchange, Inc., currently 4:00 p.m. New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Global Fund shall also assume any liabilities of the Fund arising from the operations and/or transactions of the Fund prior to and including the Closing Date. The net asset value per share of each class of each Fund will be calculated by determining the total assets attributable to such class, subtracting the relevant class' pro rata share of the actual and accrued liabilities of a Fund and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each Fund will utilize the procedures set forth in their respective current Prospectuses or Statements of Additional Information to determine the value of their respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

         On or as soon after the Closing Date as conveniently practicable, the Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the same class of the Global Fund received by the Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of the Global Fund's transfer agent. Each account will represent the number of shares of the relevant class of shares of the Global Fund due to each of the Fund's shareholders calculated in accordance with the Plan. After such distribution and the winding up of its affairs, the Fund will terminate as a management investment company and dissolve as a Maryland corporation.

         The consummation of the Acquisition is subject to the conditions set forth in the Plan. Notwithstanding approval by the shareholders of the Fund, the Plan may be terminated at any time at or prior to the Closing Date: (i) by mutual agreement of the Fund and the Global Fund; (ii) by the Fund in the event the Global Fund shall, or by the Global Fund, in the event the Fund shall, materially breach any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date; or (iii) if a condition to the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

         Pursuant to the Plan, the Global Fund has agreed to indemnify and advance expenses to each Director or officer of the Fund against money damages incurred in connection with any claim arising out of such person's services as a Director or officer with respect to matters specifically relating to the Fund.

         Approval of the Plan with respect to the Fund will require the affirmative vote of a majority of the Fund's outstanding shares in the aggregate without regard to class, in person or by proxy, if a quorum is present. Shareholders of the Fund are entitled to one vote for each share. If the Acquisition is not approved by shareholders of the Fund, the Board of Directors of the Fund will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

         If the Plan is approved, the Global Fund intends to invest at least 35% of the combined assets of the Funds in non-U.S. companies within three months after the closing of the Acquisition to minimize market impact (absent unanticipated market conditions arising after such date).

         DESCRIPTION OF THE GLOBAL FUND SHARES. Shares of the Global Fund will be issued to the Fund in accordance with the procedures detailed in the Plan and as described in the Global Fund's Prospectuses. The Global Fund, like the Fund, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Prospectuses of the Global Fund for additional information with respect to the shares of the Global Fund.

         The Global Fund has authorized and currently offers, two classes of common stock, called Common Shares and Advisor Shares. The Global Fund intends to continuously offer Common Shares and Advisor Shares after the Acquisition. Individual investors are only able to purchase Advisor Shares through financial-services firms such as banks, brokers and financial advisors. Shares of each class of the Global Fund represent equal pro rata interests in the Global Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the higher 12b-1 fees to be paid by the Advisor Shares, the total return on the Advisor Shares can be expected to be lower than the total return on the Common Shares.

         FEDERAL INCOME TAX CONSEQUENCES. The exchange of assets of the Fund for shares of the Global Fund, followed by the distribution of these shares, is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Acquisition, the Global Fund and the Fund will receive an opinion from Willkie Farr & Gallagher, counsel to each Fund, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Acquisition:

     (1) the transfer of all or substantially all of the Fund's assets in exchange for the Global Fund shares and the assumption by the Global Fund of liabilities of the Fund, and the distribution of the Global Fund shares to the shareholders of the Fund in exchange for their shares of the Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Global Fund and the Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (2) no gain or loss will be recognized by the Global Fund upon the receipt of the assets of the Fund solely in exchange for the Global Fund shares and the assumption by the Global Fund of liabilities of the Fund;

     (3) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Global Fund in exchange for the Global Fund shares and the assumption by the Global Fund of liabilities of the Fund or upon the distribution of the Global Fund shares to the Fund's shareholders;

     (4) no gain or loss will be recognized by shareholders of the Fund upon the exchange of their shares for Global Fund shares or upon the assumption by the Global Fund of liabilities of the Fund;

     (5) the aggregate tax basis of the Global Fund shares received by each shareholder of the Fund pursuant to the Acquisition will be the same as the aggregate tax basis of shares of the Fund held by such shareholder immediately prior to the Acquisition, and the holding period of Global Fund shares to be received by each shareholder of the Fund will include the period during which shares of the Fund exchanged therefor were held by such shareholder (provided shares of the Fund were held as capital assets on the date of the Acquisition); and

     (6) the tax basis of the Fund's assets acquired by the Global Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Acquisition, and the holding period of the assets of the Fund in the hands of the Global Fund will include the period during which those assets were held by the Fund.

         Shareholders of the Fund should consult their tax advisors regarding the effect, if any, of the proposed Acquisition in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Acquisition, shareholders of the Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Acquisition.

CAPITALIZATION. The following table shows the capitalization of each Fund as of September 30, 1999 and the capitalization of the Global Fund on a pro forma basis as of the Closing Date, after giving effect to the Acquisition.(1)

                                               GLOBAL     PRO FORMA        PRO FORMA
                                 FUND           FUND    ADJUSTMENTS(2)      COMBINED
Net Assets - Fund Level       54,479,413      8,186,787    (13,595,194)    49,071,006
Common                        51,970,557      8,134,832    (13,039,636)    47,065,753
Advisor                        2,508,856         51,955       (555,558)     2,005,253
Net Asset Value Per Share(3)
Common                             20.35          18.65             --          18.65
Advisor                            20.04          18.50             --          18.50
Shares Outstanding(4)
Common                     2,553,238.941    436,174.242   (465,780.314) 2,523,632.869
Advisor                      125,205.661      2,808.157    (19,621.776)   108,392.042

--------------

     (1) Assumes the Acquisition had been consummated on September 30, 1999 and is for information purposes only. No assurance can be given as to how many Global Fund shares will be received by shareholders of the Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Global Fund shares that actually will be received on or after such date.

     (2) Assumes pro forma capital gains distributions, without any reinvestment, of $13,595,194 for the Fund. This number is an estimate and is subject to change.

     (3) Net asset value per share after pro forma capital gains distributions, assuming no reinvestment.

     (4) Assumes the pro forma issuance of 2,087,458.627 Common Shares and 105,583.885 Advisor Shares of the Global Fund in exchange for the net assets of the corresponding class of the Fund. The number of Global Fund shares issued was based on the pro forma net asset value of each class of each Fund on September 30, 1999.

                                  TOTAL RETURNS

         Total return is a measure of the change in value of an investment in a fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the fund rather than paid to the investor in cash. The formula for total return used by a fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the fund that would be purchased by a hypothetical $1,000 investment in the fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the redeemable value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a fund.

The following table reflects the average annual total return for the 1-year. 3-year and since inception periods ending September 30, 1999 for each Fund, after giving effect to any expense limitations in effect for the relevant Fund:

                                    FUND                    GLOBAL FUND
                                   -------               -----------------
                             COMMON     ADVISOR       COMMON      ADVISOR
                             SHARES     SHARES        SHARES      SHARES
                             -------    -------      --------     -------
Average Annual Total Return(1):
1-year...................     30.04%     29.55%        88.95%     88.39%
3-year...................      7.18%      6.81%        24.78%     24.41%
Since Inception..........     19.44%(2)  18.98%(2)     24.76%(3)  24.38%(3)

--------------
(1) If CSAM or its predecessor had not temporarily waived fees and reimbursed expenses, the cumulative total return of each Fund for the 1-year and 3-year period and since inception would have been lower.

(2) Inception Date 9/29/95.

(3) Inception Date 9/30/96.


                          SHARE OWNERSHIP OF THE FUNDS

         As of November 16, 1999 (the "Record Date"), the officers and Directors of each Fund beneficially owned as a group less than 1% of the outstanding securities of the relevant Fund. To the best knowledge of a Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934 (the "1934 Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of the Fund.

FUND                                                    PERCENT OWNED
                                                      AS OF RECORD DATE

NAME AND ADDRESS                               COMMON SHARES
-----------------                             ---------------

Charles Schwab & Co. Inc.*                          26.93%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94104-4122
National Financial Services Corp.*                  11.50%

FBO Customers
PO Box 3908
Church Street Station
New York, New York 10008-3908

FUND                                                    PERCENT OWNED
                                                      AS OF RECORD DATE

NAME AND ADDRESS                               COMMON SHARES
-----------------                             ---------------

EMJAYCO*                                            99.32%
Omnibus Account
PO Box 17909
Milwaukee, WI 53217-0909

Charles Schwab & Co. Inc.*                          22.43%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94104-4122


GLOBAL FUND

Donaldson Lufkin & Jenrette*                        16.05%
Securities Corporation
Pershing Division
Mutual Fund Balancing
1 Pershing Plaza, 14th Floor
Jersey City, New Jersey 07399-0001

National Financial Services Corp.*                   7.49%
FBO Customers
PO Box 3908
Church Street Station
New York, New York 10008-3908

SEMA + CO.*                                            94%
12 East 49 Street
New York, New York 10017

--------------
 * The Fund believes these entities are not the beneficial owners of shares held of record by them.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the disclosures in the respective Prospectuses and Statements of Additional Information of the Global Fund and the Fund.

         INVESTMENT OBJECTIVES. As stated above each Fund has the same investment objective (i.e., long-term growth of capital). There can be no assurance that either Fund will achieve its investment objective.

         PRIMARY INVESTMENTS. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies considered to be in their post-venture-capital stage of development; investing in companies of any size; and taking a growth investment approach to identifying attractive post-venture-capital investments. The Global Fund similarly seeks to achieve its investment objective by investing primarily in equity securities of companies considered to be in their post-venture-capital stage of development; investing in companies of any size; and taking a growth investment approach to identifying attractive post-venture-capital investments. However, (i) whereas the Fund may invest up to 20% of its assets in foreign securities, the Global Fund may invest in foreign securities without limit and (ii) whereas the Fund does not invest in emerging markets, the Global Fund is authorized to (and currently does) do so. Unlike the Fund, the Global Fund invests in at least three countries (including the U.S.) and intends to invest at least 35% of its assets in non-U.S. companies. Further, whereas the Global Fund may, but is not expected to, invest in swaps, the Fund may not. Each Fund may invest in common and preferred stocks, rights and warrants, securities convertible into common stocks and partnership interests. Each Fund may also invest up to 10% of its assets in each of special situation companies and private-equity portfolios that invest in venture-capital companies.

         If the Plan is approved, the Global Fund intends to invest at least 35% of the combined assets of the Funds in non-U.S. companies within three months after the closing of the Acquisition to minimize market impact (absent unanticipated market conditions arising after such date).

         INVESTMENT LIMITATIONS. The Fund and the Global Fund have identical fundamental and non-fundamental investment limitations except as described below and in the previous paragraph. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a majority of the relevant Fund's outstanding shares. Each Fund has fundamental investment limitations with respect to borrowing money; industry concentration; issuer concentration; making loans; underwriting securities; purchasing or selling real estate and other natural resources; purchasing securities on margin; investing in commodities; and issuing senior securities. Each Fund has non-fundamental investment limitations with respect to purchasing securities of other investment companies; pledging, mortgaging or hypothecating its assets; investing in illiquid investments; and making additional investments if the relevant Fund has borrowings in excess of 5% of its net assets.

         CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice in italics. The specific risks associated with each of the investment practices described below are defined in the Global Fund's Prospectuses, which accompany this Prospectus/Proxy Statement.



KEY TO TABLE:

[X]   Permitted without limitation; does not indicate actual use

20% Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[ ]   Permitted, but not expected to be used to a significant extent

 --   Not permitted




================================================================================
INVESTMENT PRACTICE                                                LIMIT
================================================================================

                                                                        GLOBAL
                                                             FUND        FUND
                                                             -----       -----

BORROWING  The borrowing of money from banks to meet           30%         30%
redemptions or for other temporary or emergency purposes. Speculative exposure risk.

COUNTRY/REGION FOCUS Investing a significant portion of        [X]         [X]
fund assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund. Currency, market, political risks.

CURRENCY HEDGING Instruments, such as options, futures         [ ]         [X]
or forwards, intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.(1) Correlation, credit, currency, hedged exposure, liquidity, political, valuation risks.

================================================================================
INVESTMENT PRACTICE                                                  LIMIT
================================================================================

                                                                        GLOBAL
                                                             FUND        FUND
                                                             -----       -----

EMERGING MARKETS  Countries generally considered to be          --         [ ]
relatively less developed or industrialized. Emerging markets often face economic problems that could subject a fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.

FOREIGN SECURITIES Securities of foreign issuers. May          20%         [X]
include depositary receipts. Currency, euro conversion, information, liquidity, market, political, valuation risks.

FUTURES AND OPTIONS ON FUTURES Exchange-traded                 [ ]         [ ]
contracts that enable a fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(2)

INVESTMENT-GRADE DEBT SECURITIES  Debt securities rated        20%         35%
within the four highest grades (AAA/Aaa through BB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Credit, interest-rate, market risks.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt               [ ]         [ ]
securities backed by pools of mortgages, including pass through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment risks.

NON-INVESTMENT-GRADE DEBT SECURITIES  Debt securities           5%          5%
and convertible securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.

================================================================================
INVESTMENT PRACTICE                                                  LIMIT
================================================================================

                                                                        GLOBAL
                                                             FUND        FUND
                                                             -----       -----

OPTIONS Instruments that provide a right to buy (call)         25%         25%
or sell (put) a particular security or an index of securities at a fixed price within a certain time period. A fund may purchase and write both put and call options for hedging or speculative purposes.(1)
Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.

PRIVATE FUNDS  Private limited partnerships or other           10%         10%
investment funds that themselves invest in equity or debt securities of:

      o companies in the venture-capital or post-venture-capital stages of development

      o companies engaged in special situations or changes in corporate control, including buyouts

Information, liquidity, market, valuation risks.

PRIVATIZATION PROGRAMS Foreign governments may sell all        [ ]         [ ]
or part of their interests in enterprises they own or control. Access, currency, information, liquidity, operational, political, valuation risks.

RESTRICTED AND OTHER ILLIQUID SECURITIES Securities            15%         15%
with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.

SECURITIES LENDING  Lending portfolio securities to        33 1/3%     33 1/3%
financial institutions; a fund receives cash, U.S.
government securities or bank letters of credit as collateral. Credit, liquidity, market, operational risks.

SHORT SALES  Selling borrowed securities with the              10%         10%
intention of repurchasing them for a profit on the expectation that the market price will drop. Liquidity, market, speculative exposure risks.

SHORT SALES "AGAINST THE BOX" A short sale where the           [ ]         [ ]
fund owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, speculative exposure risks.

================================================================================
INVESTMENT PRACTICE                                                  LIMIT
================================================================================

                                                                        GLOBAL
                                                             FUND        FUND
                                                             -----       -----

SPECIAL-SITUATION COMPANIES  Companies experiencing            10%         10%
unusual developments affecting their market values.
Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation.
Securities of a special-situation company could decline in value and hurt a fund's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.

START-UP AND OTHER SMALL COMPANIES Companies with small        [X]         [X]
relative market capitalizations, including those with continuous operations of less than three years.
Information, liquidity, market, valuation risks.

SWAPS  A contract between a fund and another party in           --         [ ]
which the parties agree to exchange streams of payments based on certain benchmarks. For example, a fund may use swaps to gain access to the performance of a benchmark asset (such as an index or one or more stocks) where the fund's direct investment is restricted. Credit, currency, interest-rate, liquidity, market, political, speculative exposure, valuation risks.

TEMPORARY DEFENSIVE TACTICS Placing some or all of a           [ ]         [ ]
fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and might prevent a fund from achieving its goal.

WARRANTS  Options issued by a company granting the             10%         10%
holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.

================================================================================
INVESTMENT PRACTICE                                                  LIMIT
================================================================================

                                                                        GLOBAL
                                                             FUND        FUND
                                                             -----       -----

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS                20%         20%
The purchase or sale of securities for delivery at a future date; market value may change before delivery.
Liquidity, market, speculative exposure risks.

--------------

(1) The Funds are not obligated to pursue any hedging strategy and do not represent that these techniques are available now or will be available at any time in the future.

(2) Each Fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                             MANAGEMENT OF EACH FUND

         CSAM provides investment advisory services to both Funds under separate advisory agreements. Abbott Capital Management, LLC ("Abbott") provides sub-investment advisory services to each Fund under separate sub-investment advisory agreements. Abbott is described in the Prospectuses for each Fund. (The specific persons at CSAM and Abbott who are responsible for the day-to-day management of the Global Fund are described in the Prospectuses of the Global Fund, which accompany this Prospectus/Proxy Statement.)

         In addition, PFPC Inc. and Credit Suisse Asset Management Securities, Inc. ("CSAMSI") will continue to provide accounting and co-administrative services as applicable. CSAMSI (or its predecessor) has served as distributor of each Fund since inception and will continue to provide distribution services following the Acquisition. Counsellors Funds Service, Inc. had served as co-administrator of each Fund until November 1, 1999, when CSAMSI became co-administrator of each Fund. State Street Bank and the Trust Company ("State Street") will continue its role as shareholder servicing agent, transfer agent and dividend disbursing agent after the Acquisition. PFPC Trust Company and State Street will continue to serve as custodian of the U.S. assets and non-U.S. assets, respectively, of the Global Fund. PricewaterhouseCoopers LLP, the auditor for the Fund, also serves in that capacity for the Global Fund.

         Whereas the fees paid to CSAM and its affiliates, including CSAMSI, would remain unchanged following the Acquisition, the fees paid to PFPC could change over time (and possibly decrease) due to PFPC's different fee structure with the Global Fund. (Whereas the Fund pays PFPC a fee calculated at an annual rate of .10% of its first $500 million in average daily net assets, .075% of the next $1 billion in assets and .05% of assets exceeding $1.5 billion, exclusive of out-of-pocket expenses, the Global Fund pays PFPC a fee calculated at an annual rate of .12% of its first $250 million in average daily net assets, .10% of the next $250 million in average daily net assets, .08% of the next $250 million in average daily net assets, and .05% of average daily net assets over $750 million, subject to a minimum annual fee and exclusive of out-of-pocket expenses.) Importantly, the advisory and shareholder servicing and distribution fees of the Fund would remain unchanged following the Acquisition, and CSAM has undertaken to waive fees and reimburse expenses for the two-year period beginning on the date of the closing of the Acquisition to the extent necessary for the net expense ratio of a class of the Global Fund to be no higher than the lower of the corresponding class of the Fund or the Global Fund for the 30-day period ended on such date.

                       INTEREST OF CSAM IN THE ACQUISITION

         CSAM may be deemed to have an interest in the Plan and the Acquisition because it provides investment advisory services to each Fund. CSAM receives compensation from each Fund for services it provides pursuant to separate advisory agreements. The terms and provisions of these arrangements are described in each Fund's Prospectuses and Statement of Additional Information. Future growth of assets of the Global Fund, if any, can be expected to increase the total amount of fees payable to CSAM and its affiliates and to reduce the amount of fees and expenses required to be waived to maintain total fees and expenses of the Global Fund at agreed upon levels. CSAM and its affiliates have advised the Fund that they intend to vote the shares over which they have voting power at the Meeting (i) in the manner instructed by the customers for which such shares are held or (ii) in the event that such instructions are not received or where shares are held directly or on behalf of employees, in the same proportion as votes cast by other shareholders. See "Voting Information."

         CSAM may also be deemed to have an interest in the Plan and Acquisition because its affiliate, CSAMSI, serves as the co-administrator and administrator for both Funds. As such, CSAMSI receives compensation for its services.


                       INFORMATION ON SHAREHOLDERS' RIGHTS

         GENERAL. Each Fund is an open-end, diversified management investment company registered under the 1940 Act, which continuously offers to sell shares at its current net asset values. The Fund is a Maryland corporation that was incorporated on July 12, 1995 and is governed by its Articles of Incorporation, By-Laws and Board of Directors. The Global Fund is also a Maryland corporation organized on July 16, 1996 and is similarly governed by its Articles of Incorporation, By-Laws and Board of Directors. Each Fund is also governed by applicable state and federal law. Each Fund has an authorized capital of three billion shares of common stock with a par value of $.001 per share. In each Fund, shares represent interests in the assets of the relevant Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each class of shares of the relevant Fund are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to that particular class.

         MULTI-CLASS STRUCTURE. Each Fund is authorized to, and currently does, offer Common and Advisor Shares. The Global Fund expects to continue to offer both Common shares and Advisor shares following the Acquisition.

         DIRECTORS. The By-Laws of each Fund provide that the term of office of each Director shall be from the time of his or her election and qualification until the next annual meeting of shareholders and until his or her successor shall have been elected and shall have qualified. Any Director of either Fund may be removed by the vote of at least a majority of the shares of capital stock then entitled to be cast for the election of Directors. Vacancies on the Boards of either Fund may be filled by the Directors remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Directors then holding office shall have been elected by the shareholders of the relevant Fund. A meeting of shareholders will be required for the purpose of electing Directors whenever (a) fewer than a majority of the Directors then in office were elected by shareholders of the relevant Fund or (b) a vacancy exists that may not be filled by the remaining Directors.

         VOTING RIGHTS. Neither Fund holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors of the relevant Fund holding office have been elected by shareholders or a vacancy exists that may not be filled by the remaining Directors. At such times, the Directors then in office will call a shareholders' meeting for the election of Directors.

         LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of either Fund, the shareholders of the relevant Fund are entitled to receive, when and as declared by the Directors, the excess of the assets over the liabilities belonging to such Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of such Fund.

         LIABILITY OF DIRECTORS. The Articles of Incorporation of each Fund provide that its Directors and officers shall not be liable for monetary damages for breach of fiduciary duty as a Director or officer, except to the extent such exemption is not permitted by law. The Articles of Incorporation of each Fund provide that the relevant Fund shall indemnify each Director and officer and permit advances for the payment of expenses relating to the matter for which identification is sought, each to the fullest extent permitted by Maryland General Corporation Law and other applicable law. Pursuant to the Plan, the Global Fund extends this same protection to current Directors and officers of the Fund for liability relating to that Fund.

         RIGHTS OF INSPECTION. Maryland law permits any shareholder of either Fund or any agent of such shareholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the relevant Fund on file at its principal offices.

         SHAREHOLDER LIABILITY. Under Maryland law, shareholders of either Fund do not have personal liability for corporate acts and obligations. Shares of the Global Fund issued to the shareholders of the Fund in the Acquisition will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

         The foregoing is only a summary of certain characteristics of the operations of the Global Fund and the Fund. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the corporate documents and state laws governing each Fund for a more thorough description.


                             ADDITIONAL INFORMATION

         The Global Fund and the Fund are each subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the SEC at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. The Prospectuses and the Statement of Additional Information for the Global Fund, along with related information, may be found on the SEC website as well (http://www.sec.gov).


                               VOTING INFORMATION

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the Fund to be used at the Special Meeting of Shareholders of the Fund to be held at 3:00 p.m. on January 27, 2000, at the offices of the Fund, 466 Lexington Avenue, New York, New York 10017 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and proxy card(s), is first being mailed to shareholders of the Fund on or about December 13, 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. As of the Record Date, the Fund had the following shares outstanding and entitled to vote:
2,650,484.038. The holders of one-third of the shares of a Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting of the Fund. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Plan. If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Executed, but unmarked proxies (i.e., executed proxies in which there is no indication of the shareholder's voting instructions) will be voted FOR approval of the Plan and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to Hal Liebes, Secretary of the Fund, 466 Lexington Avenue, New York, New York 10017 or by voting in person at the Special Meeting.

         Approval of the Plan will require the affirmative vote of a majority of the Fund's outstanding shares, voting in the aggregate without regard to class, in person or by proxy, if a quorum is present. Shareholders of the Fund are entitled to one vote for each share.

         Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of CSAM and its affiliates and/or by D. F. King & Co., Inc. All expenses of the Acquisition, which are estimated to be approximately $100,000, including the costs of the proxy solicitation and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement, will be borne by CSAM or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. CSAM or its affiliates, may, upon request, reimburse banks, brokerage houses and other institutions, nominees and fiduciaries for their expenses in forwarding proxy materials to beneficial owners.

         In the event that a quorum necessary for the shareholders' meeting is not present or sufficient votes to approve the Acquisition of the Fund are not received prior to 3:00 p.m. on January 27, 2000, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the Fund present in person or by proxy and entitled to vote at the Special Meeting.

         The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the Fund.

         As of the Record Date, CSAM (or its affiliates) possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the Fund as set forth above under "Information About the Acquisition -- Share Ownership of the Fund."


                                 OTHER BUSINESS

         The Fund's Board of Directors knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card(s).

         The approval of shareholders of the Global Fund is not required in order to affect the Acquisition and, accordingly, the votes of the shareholders of the Global Fund are not being solicited by this Prospectus/Proxy Statement.


                        FINANCIAL STATEMENTS AND EXPERTS

         The audited statement of net assets of each Fund, including the schedule of portfolio investments, as of October 31, 1998, the related statements of operations for the year and/or period then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period (or such shorter period as the relevant Fund, or share class, has been in existence) then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.

         The unaudited financial information contained in each Fund's semi-annual report for the period ended April 30, 1999 is also incorporated by reference.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of the Global Fund will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Global Fund. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Venable Baetjer and Howard, L.L.P. as to certain matters under Maryland law.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this first day of December, 1999, between and among Warburg, Pincus Global Post-Venture Capital Fund, Inc., a Maryland corporation (the "Global Fund"), and Warburg, Pincus Post-Venture Capital Fund, Inc., a Maryland corporation (the "Fund" and, together with the Global Fund, the "Funds"), and, solely for purposes of Section 9.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("CSAM").

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Fund (collectively, the "Reorganizationwill consist of the transfer of substantially all of the assets of the Fund in exchange solely for shares of the applicable class or classes of common stock (collectively, the "Shares") of the Global Fund, and the assumption by the Global Fund of liabilities of the Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Global Fund ("Global Fund Shares") to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Board of Directors of the Fund has determined that the exchange of all of the assets of the Fund for Global Fund Shares and the assumption of the liabilities of the Fund by the Global Fund is in the best interests of the Fund and that the interests of the existing shareholders of the Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Directors of the Global Fund has determined that the exchange of all of the assets of the Fund for Global Fund Shares is in the best interests of the Global Fund's shareholders and that the interests of the existing shareholders of the Global Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

         1. Transfer of Assets of the Fund in Exchange for Global Fund Shares and Assumption of the Fund's Liabilities and Liquidation of the Fund

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Global Fund, and the Global Fund agrees in exchange therefor: (i) to deliver to the Fund the number of Global Fund Shares, including fractional Global Fund Shares, of each class of the Fund determined by dividing the value of the Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Global Fund Share of the same class; and (ii) to assume the liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. (a) The assets of the Fund to be acquired by the Global Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Fund and any deferred or prepaid expenses shown as an asset on the books of the Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

         (b) The Fund has provided the Global Fund with a list of all its assets as of the date of execution of this Agreement. The Fund reserves the right to sell any of these securities but will not, without the prior approval of the Global Fund, acquire any additional securities other than securities of the type in which the Global Fund is permitted to invest. The Fund will, within a reasonable time prior to the Closing Date, furnish the Global Fund with a list of the securities, if any, on the Fund's list referred to in the first sentence of this paragraph which do not conform to the Global Fund's investment objective, policies and restrictions. In the event that the Fund holds any investments which the Global Fund may not hold, the Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Fund and the Global Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Global Fund with respect to such investments, the Fund, if requested by the Global Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3. The Fund will endeavor to discharge all its known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Global Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the Fund prepared by PFPC, Inc., each Fund's accounting agent ("PFPC"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Global Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Fund specifically arising from or relating to the operations and/or transactions of the Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.10 hereof.

         1.4. As provided in paragraph 3.4, as soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Global
Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Global Fund Shares then credited to the account of the Fund on the books of the Global Fund to open accounts on the share records of the Global Fund in the name of the Fund's shareholders representing the respective pro rata number of the Global Fund Shares of the particular class due such shareholders. All issued and outstanding shares of the Fund will simultaneously be canceled on the books of the Fund, although share certificates representing interests in the Fund will represent a number of Global Fund Shares after the Closing Date as determined in accordance with Section 2.3. The Global Fund shall not issue certificates representing the Global Fund Shares in connection with such exchange.

         1.5. Ownership of Global Fund Shares will be shown on the books of the Global Fund's transfer agent. Shares of the Global Fund will be issued in the manner described in the Global Fund's current prospectuses and statement of additional information.

         1.6. Any transfer taxes payable upon issuance of the Global Fund Shares in a name other than the registered holder of the Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Global Fund Shares are to be issued and transferred.

         1.7. Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the applicable Closing Date and such later dates on which the Fund is terminated.

         2. Valuation

         2.1. The value of the Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Fund's then current prospectuses or statement of additional information.

         2.2. The number of Shares of each class of the Global Fund to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund attributable to the respective classes of Shares determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of such class of the Global Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Global Fund's then current prospectuses or statement of additional information.

         2.3. All computations of value shall be made by PFPC in accordance with its regular practice as pricing agent for the Fund and the Global Fund.

         3. Closing and Closing Date

         3.1. The Closing Date for the Reorganization shall be January 28, 2000, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of 4:00 p.m., at the offices of Willkie Farr & Gallagher or at such other time and/or place as the parties may agree.

         3.2. The custodian for the Global Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Global Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

         3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Global Fund or the Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Global Fund or the Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4. The Fund shall deliver at the Closing a list of the names and addresses of the Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the Global Fund's transfer agent. The Global Fund shall issue and deliver a confirmation evidencing the Global Fund Shares to be credited to the Fund's account on the Closing Date to the Secretary of the Fund or provide evidence satisfactory to the Fund that such Global Fund Shares have been credited to the Fund's account on the books of the Global Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         4. Representations and Warranties

         4.1. The Fund represents and warrants to the Global Fund as follows:

         (a) The Fund is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland;

         (b) The Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

         (c) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of its Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund or its property is bound or affected;

         (d) There are no contracts or other commitments (other than this Agreement) of the Fund which will be terminated with liability to the Fund prior to the Closing Date;

         (e) Except as previously disclosed in writing to and accepted by the Global Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Fund or its ability to consummate the transactions herein contemplated;

         (f) The Statements of Assets and Liabilities, including the Investment Portfolio, Operations, and Changes in Net Assets, and the Financial Highlights of the Fund at and for each of the fiscal years ended October 31 in the period beginning with commencement of the Fund and ending October 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Global Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein;

         (g) Since October 31, 1998, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Global Fund. For the purposes of this subparagraph (g), a decline in net asset value per share or the total assets of the Fund in the ordinary course of business shall not constitute a material adverse change;

         (h) At the date hereof and the Closing Date, all federal and other tax returns and reports, including extensions, of the Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) At the date hereof and the Closing Date, for each taxable year of its operation, the Fund shall have met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

         (j) All issued and outstanding shares of each class of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares;

         (k) At the Closing Date, the Fund will have good and marketable title to its assets to be transferred to the Global Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Global Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Actand the 1940 Act with respect to privately placed or otherwise restricted securities that the Fund may have acquired in the ordinary course of business and which the Global Fund has received notice and necessary documentation at or prior to the Closing;

         (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Fund's Board of Directors, and subject to the approval of the Fund's shareholders, this Agreement will constitute a valid and binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (m) The information to be furnished by the Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

         (n) The current prospectuses and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

         (o) Insofar as the following relate to the Fund, the registration statement filed by the Global Fund on Form N-14 relating to Global Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Fund (the "Proxy Statement") and be accompanied by the prospectuses of the Global Fund, with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Global Fund for use therein.

         4.2. The Global Fund represents and warrants to the Fund as follows:

         (a) The Global Fund is a Maryland corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland;

         (b) The Global Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

         (c) The current prospectuses and statement of additional information filed as part of the Global Fund registration statement on Form N-1A (the "Global Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (d) At the Closing Date, the Global Fund will have good and marketable title to its assets;

         (e) The Global Fund is not, and the execution, delivery and performance of this Agreement will not result in, a violation of its Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Global Fund is a party or by which the Global Fund or its property is bound;

         (f) Except as previously disclosed in writing to and accepted by the Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Global Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Global Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

         (g) Since October 31, 1998, there has not been any material adverse change in the Global Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Global Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Fund. For purposes of this subsection (g), a decline in net asset value per share of the Global Fund due to declines in market values of securities in the Global Fund's portfolio, the discharge of Global Fund liabilities, or the redemption of Global Fund shares by Global Fund Shareholders shall not constitute a material adverse change;

         (h) At the Closing Date, all federal and other tax returns and reports, including extensions, of the Global Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

         (i) At the date hereof and the Closing Date, for each taxable year of its operation, the Global Fund shall have met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code;

         (j) At the date hereof, all issued and outstanding Global Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Global Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Global Fund Shares, nor is there outstanding any security convertible into any Global Fund Shares;

         (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Global Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Global Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (l) The Global Fund Shares to be issued and delivered to the Fund, for the account of the Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Global Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

         (m) Insofar as the following relate to the Global Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Fund for use therein; and

         (n) The Global Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

         5. Covenants of the Fund and the Global Fund

         5.1. The Global Fund and the Fund will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         5.2. The Fund will call a meeting of its shareholders to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

         5.3. The Fund covenants that the Global Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4. The Fund will assist the Global Fund in obtaining such information as the Global Fund reasonably requests concerning the beneficial ownership of the Fund's Shares.

         5.5. Subject to the provisions of this Agreement, the Global Fund and the Fund each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Fund will provide the Global Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(o), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.7. The Fund will provide the Global Fund with information reasonably necessary for the preparation of the Global Fund Registration Statement.

         5.8. As promptly as practicable, but in any case within thirty days of the Closing Date, the Fund shall furnish the Global Fund with a statement containing information required for purposes of complying with Rule 24f-2 under the 1940 Act. A notice pursuant to Rule 24f-2 will be filed by the Global Fund offsetting redemptions by the Fund during the fiscal year ending on or after the applicable Closing Date against sales of Global Fund Shares and the Fund agrees that it will not net redemptions during such period by the Fund against sales of its shares.

         5.9. The Global Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or officer ("Indemnified Person") of the Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Director or officer of the Fund with respect to matters specifically relating to the Fund, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under the Maryland General Corporation law and other applicable law. This paragraph 5.9 shall not protect any such Indemnified Person against any liability to the Fund, the Global Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Global Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation law and other applicable law. Such Indemnified Person shall provide to the Global Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Global Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Global Fund for its undertaking; (b) the Global Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party Directors of the Global Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Global Fund at the time the advance is proposed to be made, that there is reason to believe that the Director will ultimately be found to be entitled to indemnification.

         5.10. The Global Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, the Global Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the Fund or (ii) use a significant portion of the Fund's historic business assets in a business, and (b) will not sell or otherwise dispose of any of the assets of the Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Global Fund within the meaning of Section 368(c) of the Code.

         6. Conditions Precedent to Obligations of the Fund

         The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Global Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Global Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         6.2. The Global Fund shall have delivered to the Fund a certificate executed in its name by its President or Vice President and its Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Global Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Fund shall reasonably request;

         6.3. The Fund shall have received a written agreement from CSAM, each Fund's investment adviser, to maintain the net expense ratio of a class of the Global Fund for the two-year period beginning on the closing date of the Reorganization at a level no higher than the lower of the corresponding class of the Fund or the Global Fund for the 30-day period ended on such date. These expense ratios will be in effect except for increases in expense ratios due to redemptions of shares outside of the ordinary course of business; and

         6.4. The Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to the Global Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Fund, covering the following points:

         That (a) the Global Fund is a validly existing corporation and in good standing under the laws of the State of Maryland, has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Global Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Global Fund enforceable against the Global Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (c) the Global Fund Shares to be issued to the Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and nonassessable with no personal liability attaching to ownership thereof, and no shareholder of the Global Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Global Fund's Charter or By-Laws or in a material violation of any provision of any agreement (known to such counsel) to which the Global Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Global Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or state of Maryland is required for the consummation by the Global Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Global Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Global Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as exhibits to the N-14 Registration Statement which are not described and filed as required; (h) the Global Fund is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (i) the Proxy Statement and the Global Fund Registration Statement (except as to financial and statistical data contained therein, as to which no opinion need be given) comply as to form in all material respects with the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and (j) the Global Fund Registration Statement is effective under the 1933 Act and the 1940 Act and no stop-order suspending its effectiveness or order pursuant to section 8(e) of the 1940 Act has been issued.

         In addition, such counsel also shall state that they have participated in conferences with officers and other representatives of the Global Fund at which the contents of the Proxy Statement, the Global Fund Registration Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement and the Global Fund Registration Statement (except to the extent indicated in paragraph (i) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions and certificates of officers and other representatives of the Global Fund), they do not believe that the Proxy Statement and the Global Fund Registration Statement as of their respective dates, as of the date of the Fund shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Global Fund or necessary to make the statements therein regarding the Global Fund, in the light of the circumstances under which they were made, not misleading.

         Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Fund, contained in the Proxy Statement, N-14 Registration Statement or Global Fund Registration Statement, and that such opinion is solely for the benefit of the Fund, its Directors and its officers. Such counsel may rely as to matters governed by the laws of the state of Maryland on an opinion of Maryland counsel and/or certificates of officers or directors of the Global Fund. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Fund may reasonably request.

         In this paragraph 6.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7. Conditions Precedent to Obligations of the Global Fund

         The obligations of the Global Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         7.2. The Fund shall have delivered to the Global Fund a statement of the Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Fund;

         7.3. The Fund shall have delivered to the Global Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Global Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Global Fund shall reasonably request; and

         7.4. The Global Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Fund, in a form satisfactory to the Secretary of the Global Fund, covering the following points:

         That (a) the Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the statutory power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the Fund enforceable against the Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Fund's Charter or By-Laws or a material violation of any provision of any agreement (known to such counsel) to which the Fund is a party or by which it or its properties are bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Fund is a party or by which it or its properties are bound,
(d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or state of Maryland is required for the consummation by the Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given) comply as to form in all material respects with the requirements of the 1934 Act and the 1940 Act and the rules and regulations thereunder; (f) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which are required to be described in the N-14 Registration Statement or to be filed as exhibits to the N-14 Registration Statement which are not described and filed as required or which materially and adversely affect the Fund's business; and (g) the Fund is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

         Such counsel also shall state that they have participated in conferences with officers and other representatives of the Fund at which the contents of the Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement (except to the extent indicated in paragraph (e) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions and certificates of officers and other representatives of the Fund), they do not believe that the Proxy Statement as of its date, as of the date of the Fund's shareholder meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Fund or necessary in the light of the circumstances under which they were made, to make the statements therein regarding the Fund not misleading.

         Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Global Fund, contained in the Proxy Statement or N-14 Registration Statement, and that such opinion is solely for the benefit of the Global Fund and its directors and officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Global Fund may reasonably request.

         In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.5. The Global Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Global Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Global Fund, to the effect that:

          (a) they are independent public accountants with respect to the Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

          (b) in their opinion, the financial statements and financial highlights of the Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder; and

          (c) on the basis of limited procedures agreed upon by the Global Fund and the Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to the Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of such Fund or from schedules prepared by officers of the Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

         7.6. The Fund shall have delivered to the Global Fund, pursuant to paragraph 4.1(f), copies of financial statements of the Fund as of and for the fiscal year ended October 31, 1999.

         7.7. The Global Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Global Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.5.

         7.8. The Board of Directors of the Fund, including a majority of the directors who are not "interested persons" of the Fund (as defined by the 1940
Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Fund and that the interests of the shareholders in the Fund would not be diluted as a result of such transactions, and the Fund shall have delivered to the Global Fund at the Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

         8. Further Conditions Precedent to Obligations of the Global Fund and the Fund

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Global Fund, the Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to the Fund, the Global Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Shares of the Fund in accordance with the provisions of the Fund's Charter and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Global Fund.

         8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Global Fund or the Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Global Fund or the Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4. The N-14 Registration Statement and the Global Fund Registration Statement shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the Fund and the Global Fund, substantially to the effect that for federal income tax purposes:

          (a) The transfer of all or substantially all of the Fund's assets in exchange for the Global Fund Shares and the assumption by the Global Fund of liabilities of the Fund, and the distribution of such Global Fund Shares to shareholders of the Fund in exchange for their shares of the Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Global Fund and the Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

          (b) no gain or loss will be recognized by the Global Fund on the receipt of the assets of the Fund solely in exchange for the Global Fund Shares and the assumption by the Global Fund of liabilities of the Fund;

          (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Global Fund in exchange for the Global Fund Shares and the assumption by the Global Fund of liabilities of the Fund or upon the distribution of the Global Fund Shares to the Fund's shareholders in exchange for their shares of the Fund;

          (d) no gain or loss will be recognized by shareholders of the Fund upon the exchange of their Fund shares for the Global Fund Shares or upon the assumption by the Global Fund of liabilities of the Fund;

          (e) the aggregate tax basis for the Global Fund Shares received by each of the Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Global Fund Shares to be received by each Fund shareholder will include the period during which the Fund Shares exchanged therefor were held by such shareholder (provided that the Fund Shares were held as capital assets on the date of the Reorganization); and

          (f) the tax basis of the Fund's assets acquired by the Global Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Reorganization, and the holding period of the assets of the Fund in the hands of the Global Fund will include the period during which those assets were held by the Fund.

         Notwithstanding anything herein to the contrary, neither the Global Fund nor the Fund may waive the conditions set forth in this paragraph 8.5.

         9. Brokerage Fees and Expenses; Other Agreements

         9.1. The Global Fund represents and warrants to the Fund, and the Fund represents and warrants to the Global Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

         9.2. CSAM or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings; (ii) preparing and filing the N-14 Registration Statement covering the Global Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Global Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Global Fund and by the Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof and (vi) any other reasonable Reorganization expenses.

         9.3. Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

         10. Entire Agreement; Survival of Warranties

         10.1. The Global Fund and the Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

         11. Termination

         11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the Fund and the Global Fund; (2) the Fund in the event the Global Fund shall, or the Global Fund, in the event the Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the Fund or the Global Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met within a reasonable time.

         11.2. In the event of any such termination, there shall be no liability for damages on the part of either the Global Fund or the Fund, or their respective Directors or officers, to the other party or parties.

         12. Amendments

         This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the Fund and the Global Fund; provided, however, that following the meeting of the Fund's shareholders called by the Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Global Fund Shares to be issued to the Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

         13. Notices

         13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Fund at:

                  466 Lexington Avenue
                  New York, NY 10017
                  Attention: Hal Liebes, Esq.

         with a copy to:

                  Rose F. DiMartino, Esq.
                  Willkie Farr & Gallagher
                  787 Seventh Avenue
                  New York, NY 10019-6099

         or to the Global Fund at:

                  466 Lexington Avenue
                  New York, NY 10017
                  Attention: Hal Liebes, Esq.

         with a copy to:

                  Rose F. DiMartino, Esq.
                  Willkie Farr & Gallagher
                  787 Seventh Avenue
                  New York, NY 10019-6099

         14. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

         14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         [Signature page follows]

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President or Vice President and attested to by its Secretary or Assistant Secretary.

WARBURG, PINCUS GLOBAL POST-VENTURE CAPITAL FUND, INC.

By:_____________________________________________________________________________

Name:

Title:

Attestation By:_________________________________________________________________

Name:

Title:

WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.

By:_____________________________________________________________________________

Name:

Title:

Attestation By:_________________________________________________________________

Name:

Title:

Solely with respect to paragraph 9.2:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:_____________________________________________________________________________

Name:

Title:

Attestation By:_________________________________________________________________

Name:

Title:

           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 10, 1999

                          Acquisition of the Assets of

                 WARBURG, PINCUS POST-VENTURE CAPITAL FUND, INC.
                              466 Lexington Avenue
                            New York, New York 10017
                                   800-WARBURG

                        By and in Exchange for Shares of

             WARBURG, PINCUS GLOBAL POST-VENTURE CAPITAL FUND, INC.
                              466 Lexington Avenue
                            New York, New York 10017
                                   800-WARBURG

                  This Statement of Additional Information, relating specifically to the proposed acquisition of all or substantially all of the assets of Warburg, Pincus Post-Venture Capital Fund, Inc. (the "Fund") by Warburg, Pincus Global Post-Venture Capital Fund, Inc. (the "Global Fund") in exchange for shares of the Global Fund and the assumption by the Global Fund of liabilities of the Fund, consists of this cover page, pro forma financial statements of the Funds and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

          1. Statement of Additional Information for the Global Fund, dated February 22, 1999, as revised December 10, 1999.

          2. Annual Reports of each Fund for the fiscal year ended October 31, 1998.

          3. Semiannual Reports of each Fund for the six-month period ended April 30, 1999.

                  This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated December 10, 1999, relating to the above-referenced matter may be obtained without charge by calling or writing the Global Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The Annual Report of the Fund and the Annual Report of the Global Fund, each for the year ended October 31, 1998 and each including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call 800-WARBURG.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 1999, and the unaudited pro forma condensed Statement of Operations for the eleven-month period ended September 30, 1999 for the Fund and the Global Fund as adjusted giving effect to the Reorganization.

             PRO FORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                      AS OF SEPTEMBER 30, 1999 (UNAUDITED)


                                            Global Fund                           Fund                  Adjustments
                                 -------------------------------   --------------------------------   ----------------
                                       Cost             Value            Cost             Value
                                 ---------------   -------------   ---------------  ---------------
ASSETS
   Investments at
     value                         7,055,057           8,304,596     39,506,561          54,485,158
   Receivable for fund
     shares sold                          --              15,000             --              19,886
   Cash                                   --              90,557             --                   1        36,938 (d)
   Dividends, interest, and
     reclaims
     receivable                        8,663               8,795             --              24,116
   Prepaid
     organizational
     cost                                 --               1,644             --              36,938       (36,938)(d)
   Other assets                           --                 192             --               2,172        (2,172)(d)
                                                    ------------                      -------------
       Total Assets                                    8,420,784                         54,568,271
                                                    ------------                      -------------
LIABILITIES
   Payable for
     investments
     purchased
     unsettled                       196,542             197,457             --                  --
   Capital Gain
     Distribution
     payable                              --                  --             --          13,593,021
   Advisory fee
     payable                              --               3,816             --              36,660
   Distribution fee
     payable                              --               1,624             --              11,080
   Administration fee
     payable                              --                  --             --               1,643
   Sub-administration fee
     payable                              --                 654             --               4,641
   Accrued expenses
     payable                              --              30,446             --              34,835
                                                    ------------                      -------------
       Total                                             233,996                             88,858
         Liabilities                                ------------                      -------------
NET ASSETS                                             8,186,788                         54,479,413
                                                    ============                         ==========




         (See Accompanying Notes to the Pro Forma Financial Statements)


                                                                                 Global Fund Pro Forma
                                                                         ----------------------------------------
                                                                              Cost                    Value
                                                                         ----------------    --------------------
ASSETS
   Investments at value                                                    46,561,618                 62,789,754
   Receivable for fund shares sold                                                 --                     34,886
   Cash                                                                            --                    127,496
   Dividends, interest, and reclaims receivable
                                                                                8,663                     32,911
   Prepaid organizational cost                                                     --                      1,644
   Other assets                                                                    --                        192
                                                                                                   -------------
       Total Assets                                                                                   62,986,883
                                                                                                   -------------

LIABILITIES
       Payable for investments purchased unsettled                                 196,542           197,457
       Capital Gain Distribution payable                                                --        13,593,021
       Advisory fee payable                                                             --            40,475
       Distribution fee payable                                                         --            12,704
       Administration fee payable                                                       --             1,643
       Sub-administration fee payable                                                   --             5,295
     Accrued expenses payable                                                           --            65,268
                                                                                                  ----------
         Total Liabilities                                                                        13,915,877
                                                                                                  ----------
NET ASSETS                                                                                        49,071,006
                                                                                                  ==========

                                                                                                      Global Fund
                                             Global Fund           Fund           Adjustments          Pro Forma
                                           ----------------   -------------   -----------------   ------------------
NET ASSETS
   Capital stock, $0.001 par value                   439              2,678                                   3,116
   Paid-in capital                             5,229,760         25,905,068                              31,134,828
   Undistributed NI                              (34,573)          (824,362)             822,190            (36,745)
   Accumulated net realized
     loss from investments and
     foreign currency related
     transactions                              1,742,404         14,417,383          (14,417,383)         1,742,404
   Net realized appreciation on
     investments and other, if any
                                               1,248,757         14,978,646                              16,227,403
                                              ----------        -----------          -----------         ----------
       Net Assets                             $8,186,787        $54,479,413                              49,071,006
                                              ==========        ===========          ===========         =========

                                                             Global Fund
                                                               (Value)         Fund (Value)        Adjustments
                                                           ----------------   -------------      -----------------
Common Class
Net Assets                                                     8,134,832         51,970,557         (13,039,636)
Shares outstanding                                               436,174          2,553,239            (465,780)
Net assets value, offering price and
   redemption price per share                                      18.65              20.35

Advisor Class
Net Assets                                                        51,955          2,508,856            (555,558)
Shares outstanding                                                 2,808            125,206             (19,622)
Net assets value, offering price and
   redemption price per share                                      18.50              20.04





         (See Accompanying Notes to the Pro Forma Financial Statements)


                                                                          Global Fund Pro Forma (Value)
                                                                       ------------------------------------
Common Class
Net Assets                                                                             47,065,753
Shares outstanding                                                                      2,523,633
Net assets value, offering price and
   redemption price per share                                                               18.65

Advisor Class
Net Assets                                                                              2,005,253
Shares outstanding                                                                        108,392
Net assets value, offering price and
 redemption price per share                                                                 18.50
----------




         (See Accompanying Notes to the Pro Forma Financial Statements)

                   PRO FORMA CONDENSED STATEMENT OF OPERATIONS
        FOR THE ELEVEN MONTH PERIOD ENDED SEPTEMBER 30, 1999 (UNAUDITED)



                                                                                                          Global Fund
                                                Global Fund           Fund             Adjustments         Pro Forma
                                               --------------      ------------    -----------------   ------------------
Investment Income
   Dividends                                          48,612            50,067               --                  98,679
   Interest                                            9,304           114,976               --                 124,280
   Partnership                                             0           (19,350)              --                 (19,350)
   Foreign Taxes                                      (2,703)                0               --                  (2,703)
                                                  ----------        ----------        ---------              ----------
     Total Investment Income                          55,213           145,693               --                 200,906
                                                  ----------        ----------        ---------              ----------
Expenses
   Investment advisory services                       59,113           731,856               --                 790,969
   12b-1                                              11,792           142,727               --                 154,519
   Transfer agent                                      1,746            93,049               --                  94,795
   Custodian                                          26,109            17,076           23,574 (a)              66,759
   Administrative and accounting fees
                                                      11,395            61,975           11,730 (b)              85,100
   Administrative services fees                        4,729            58,548               --                  63,277
   Blue sky                                           25,688            38,257          (23,688) (d)             38,257
   Amortization of organization
      costs                                            1,086            24,372          (24,372) (d)              1,086
   Legal                                              10,870            17,675          (10,870) (c)             17,675
   Directors fees                                     11,690            11,298          (11,298) (c)             11,690
   Audit                                               7,794            11,357           (9,984) (c)              9,167
   Printing                                            8,030            15,167           (8,030) (c)             15,167
   Insurance expense                                     513             2,446               --                   2,959
   Miscellaneous                                       2,999             7,884           (2,999) (c)              7,725
   Shareholder servicing fees                             59             7,289               --                   7,348
                                                  ----------        ----------         --------              ----------
                                                     183,613         1,240,976          (57,937)              1,366,652

   Less: Expenses waived and reimbursed by
     CSAM/Warburg                                    (99,879)         (252,306)          57,937                (294,248)
   Less: Expenses waived by PFPC                      (5,675)          (18,976)              --                 (24,651)
                                                  ----------        ----------         --------              ----------
   Total Expenses                                     78,059           969,694               --               1,047,753
                                                  ----------        ----------         --------              ----------
Net Investment Income/(Loss)                         (22,846)         (824,001)              --                (846,847)
                                                  ----------        ----------

Net Realized and Unrealized
   Gain/(Loss) from Investments:
     Net realized gain/(loss)
       from security transactions                  1,742,948        14,514,832               --              16,257,780
     Net realized foreign
        exchange gain/(loss)                         (11,726)             (362)              --                 (12,088)
     Net change in unrealized
       appreciation/(depreciation) from
       investments
       and foreign currency related items            994,457         3,037,414               --               4,031,871
                                                  ----------        ----------         --------              ----------
     Net realized and unrealized
       gain/(loss) from
       investments and foreign currency
       related items                               2,725,679        17,551,884               --              20,277,563
                                                  ----------        ----------         --------              ----------
     Net increase/(decrease) in net assets
       resulting from operations                   2,702,833        16,727,883               --              19,430,716
                                                  ==========        ==========         ========              ==========

----------


         (See Accompanying Notes to the Pro Forma Financial Statements)

Warburg Pincus Global Post-Venture Capital Fund
Warburg Pincus Post-Venture Capital Fund
Notes to Pro Forma Financial Statements (unaudited)
September 30, 1999

1.       Basis of Combination

         The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Warburg Pincus Post-Venture Capital Fund ("Post-Venture Fund") into the Warburg Pincus Global Post-Venture Capital Fund ("Global Fund"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling-of-interest basis). The merger provides for the transfer of all or substantially all of the assets of the Post-Venture Fund to the Global Fund in exchange for Global Fund Common Class and Advisor Class shares, the distribution of such Global Fund Common Class shares to Common Class shareholders of the Post-Venture Fund, and such Global Fund Advisor Class shares to Advisor Class shareholders of the Post-Venture Fund, and the subsequent liquidation of the Post-Venture Fund. The accounting survivor in the proposed merger will be the Global Fund. This is because although the Post-Venture Fund has the same investment objective as the Global Fund, the surviving fund will invest in a style that is similar to the way in which the Global Fund is currently operated. There are two significant differences in the way in which the Global and Post-Venture Funds are managed: (1) the Global Fund may invest without limit in foreign securities, while the Post-Venture Fund's foreign investments are limited to 20% of assets; and (2) the Global Fund may (and currently does) invest in emerging markets, while the Post-Venture Fund does not.

         The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14.

         The Global Fund and Post-Venture Fund are both open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

Pro Forma Adjustments:

The Pro Forma adjustments below reflect the impact of the merger between the Post-Venture Fund and the Global Fund. The adjustments are based on the following.

(a)  Based on the contractual agreement with the custodian for the Global Fund.

(b)  Based on the contractual agreement with the administrator for the Global
Fund.

(c) Assumes elimination of duplicate charges in combination, and reflects management's estimates of combined pro-forma operations.

(d) To remove unamortized organizational costs and certain prepaid expenses associated with the Post-Venture Fund, in the statement of assets and liabilities, which will not be assumed by the Global Fund; and to reduce the corresponding amortization on the statement of operations.

Warburg Pincus Global Post-Venture Capital Fund
Warburg Pincus Post-Venture Capital Fund
Notes to Pro Forma Financial Statements (unaudited)
September 30, 1999

2.       Summary of Significant Accounting Policies

         Following is a summary of significant accounting policies which are consistently followed by Global Fund/Post-Venture Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. Preparation of the financial statements includes the use of management estimates. Actual results could differ from those estimates.

         Security Valuation - Securities traded on a U.S. or foreign stock exchange, or The Nasdaq Stock Market Inc. ("Nasdaq") system, are valued at the last quoted sale price reported as of the close of regular trading on the exchange the security is traded most extensively. If there is no such sale, the security is valued at the calculated mean between the last bid and asked price on the exchange. Securities not traded on an exchange or Nasdaq, but traded in another over-the-counter market are valued at the average between the current bid and asked price in such markets. Short-term obligations and commercial paper are valued at amortized cost, which approximates market. Debt securities (other than short-term obligations and commercial paper) are valued on the basis of valuations furnished by a pricing service authorized by the Board of Directors (the "Board"), which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board.

         Security Transactions and Investment Income - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date. If such information is not available on the ex-dividend date, corporate actions are recorded as soon as reliable information is available from the Fund's sources. Realized gains and losses from security transactions are calculated on an identified cost basis.

         Federal Income Taxes - Global Fund/Post-Venture Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for Federal income or excise taxes.

         Distributions to Shareholders - Distributions from net investment income and net realized capital gains, if any, are declared in December.

                             SCHEDULE OF INVESTMENTS

           Portfolio of Investments at September 30, 1999 (Unaudited)

                               Global Post-Venture
-----------------------------------------------------------------------------------------------------------------
Security Name                                                               Shares                 Market Value
---------------------------------------------------------------  --------------------------    ------------------
Amazon.com, Inc. +                                                               800                       63,800
America Online, Inc. +                                                           500                       52,000
Ben & Jerry's Homemade, Inc. Class A +                                           900                       15,469
CIENA Corp. (Communications Equipment)                                         1,800                       65,700
Cisco Systems, Inc. +                                                          1,550                      106,272
Citrix Systems, Inc. +                                                         1,000                       61,937
Concord Communications, Inc.                                                   1,100                       43,725
Gilat Satellite Networks +                                                     1,000                       53,625
JDS Uniphase Corp.                                                             1,100                      125,194
Lason Holdings, Inc. +                                                           700                       31,172
Maxim Integrated Products, Inc. +                                                600                       37,856
MCI WorldCom, Inc. +                                                             600                       43,125
On Assignment, Inc. +                                                          1,100                       26,400
Outdoor Systems, Inc. +                                                        2,062                       73,716
Pinnacle Holdings, Inc. +                                                      2,100                       54,863
Premier Parks, Inc. +                                                          1,800                       52,200
QRS Corp. +                                                                    1,350                       86,569
RBB Select Sweep                                                             400,238                      400,238
Saatchi & Saatchi PLC ADR                                                      2,600                       44,525
Salon.Com, Inc. +                                                              3,200                       15,800
Shaw Communications, Inc. Class B +                                            2,400                       66,150
Staples, Inc. +                                                                2,800                       61,075
Verisign, Inc +                                                                  800                       85,200
Vitesse Semiconductor Corp. +                                                    900                       76,838
Westwood One, Inc.                                                             1,800                       81,225
Women First Healthcare, Inc. +                                                 3,900                       27,544
Yahoo!, Inc. +                                                                   400                       71,850
3i Group PLC                                                                   2,583                       32,415
Alterra Healthcare Corp.                                                         900                        7,988
Amada Sonoike Co. Ltd.                                                         9,000                       22,401
Amada Wasino Co., Ltd.                                                        19,000                       22,664
Amdocs Ltd. +                                                                  1,560                       32,760
Antenna TV SA                                                                  4,300                       39,775
ANZoil NL +                                                                  350,400                       33,159
Assante Corp. +                                                               15,100                       69,361
Atos SA                                                                        1,000                      128,224
Audiocodes, Ltd. +                                                             2,350                       88,419
Backweb Technologies Ltd. +                                                    4,300                       73,100
Biora AB ADR +                                                                10,200                      105,825
Chapters Online, Inc. +                                                        6,300                       63,665
Corus Entertainment, Inc.                                                        800                       12,930
Cue Energy Resources NL +                                                    197,400                        9,018
Datapulse Technology, Ltd.                                                    85,000                       51,486
Diagonal PLC                                                                  21,700                      109,000
Dinamia Capital Privado. Sociedad de Capital
    Riesgo, S.A. +                                                            15,000                      161,345
Electronics Boutique PLC                                                     100,600                      154,081
EMAP PLC                                                                       3,720                       50,360
Envoy Communications Group, Inc. +                                             6,700                       30,092
Esat Telecom Group PLC ADR                                                     3,300                      131,175
Euro Currency                                                                 49,479                       52,695
Fantastic Corp. +                                                              1,500                       82,270
Framtidsfabriken AB +                                                          3,200                      110,859
GFK AG +                                                                       7,500                      188,902
GFT Ges Fuer Technologiecon +                                                  1,200                       61,215
Gretag Imaging Group +                                                           425                       47,865
Grupo Iusacell SA ADR Series V +                                              12,800                      133,000
Hankuk Electric Glass Co., Ltd. +                                              1,100                       58,777
Holmes Place PLC                                                              19,233                       97,558



         (See Accompanying Notes to the Pro Forma Financial Statements)

                                       -8-

                               Global Post-Venture
-----------------------------------------------------------------------------------------------------------------
Security Name                                                               Shares                 Market Value
---------------------------------------------------------------  --------------------------    ------------------
Icon Medialab International AB                                                 1,200                       67,335
Institutional Money Market Trust                                              97,000                       97,000
Itnet PLC +                                                                    8,300                       65,954
Ixos Software AG +                                                             6,300                      201,600
Kungsleden AB +                                                               10,500                       81,974
Laurent-Perrier Group                                                          1,700                       61,556
Libertel NV (NLG)                                                              5,400                       97,478
Locazione Attrezzature SPA                                                    97,200                       97,927
Marbert AG                                                                     4,191                       75,877
Meta4 NV +                                                                     1,300                       17,998
Navision Software AS +                                                           800                       25,673
Nemic-Lambda K.K.                                                              2,600                       97,927
Network Appliance, Inc. +                                                      1,400                      100,275
Orbotech, Ltd. +                                                                 260                       16,088
Ordina NV                                                                      3,760                       86,093
P & I Personal & Informatik AG +                                               2,700                       25,735
Pacific Internet, Ltd. (Singapore)                                             1,300                       41,600
Pinkroccade NV +                                                               1,100                       31,630
PowderJect Pharmaceuticals PLC                                                10,000                      122,529
Prima Inmobiliaria SA +                                                       17,800                      162,459
Research IN Motion, Ltd. +                                                     7,370                      228,700
Richland Petroleum Corp. +                                                    24,300                       66,972
Rogers Communications Incorporated - Class B +                                 4,900                       82,862
Sage Group PLC                                                                 3,000                      134,733
SAIA-Burgess Electronics AG +                                                    130                       38,119
Schroders PLC                                                                  3,800                       79,229
Seagull Holding NV                                                             5,700                       84,986
SEAT Pagine Gialle SpA +                                                      20,000                       29,223
Sez Holding AG Class A                                                           300                      110,357
Shohkoh Fund & Co., Ltd.                                                         120                       89,605
SIVA-SGPS, S.A.                                                                8,600                      119,065
Swedish Krone                                                                    245                           30
TAG Heuer International SA                                                     1,020                      144,444
Tandberg Television ASA +                                                      7,700                       85,420
Telegate AG +                                                                  1,000                       30,459
The Exchange Holdings PLC                                                     44,100                      119,837
The Future Network PLC +                                                      11,000                      113,949
Trans Cosmos Inc.                                                                700                       87,445
Transportes Azkar SA +                                                        11,500                      113,043
Trigem Computer, Inc.                                                          1,457                      100,028
Trintech Group +                                                               3,500                       48,457
TTI Team Telecom International, Ltd. +                                         6,900                       69,863
Unione Immobiliare SpA +                                                     168,200                       89,386
Venture Manufacturing                                                         10,000                       87,035
Versatel Telecom International NV +                                            6,800                       73,867
Versus Technologies, Inc. +                                                   12,875                       78,416
Westjet Airlines, Ltd. +                                                      23,000                      237,906
                                                                                                        8,304,596
         (See Accompanying Notes to the Pro Forma Financial Statements)

                                       -9-



                                  Post-Venture
-----------------------------------------------------------------------------------------------------------------
Security Name                                                               Shares                 Market Value
-----------------------------------------------------------------------------------------------------------------
Amazon.com, Inc. +                                                             6,000                      478,500
America Online, Inc. +                                                         6,600                      686,400
Ben & Jerry's Homemade, Inc. Class A +                                        24,200                      415,938
CIENA Corp. +                                                                 14,300                      521,950
Cisco Systems, Inc. +                                                         35,310                    2,420,942
Citrix Systems, Inc. +                                                        16,900                    1,046,744
Concord Communications, Inc. +                                                14,500                      576,375
Gilat Satellite Networks +                                                    22,600                    1,211,925
JDS Uniphase Corp. +                                                          14,500                    1,650,281
Lason Holdings, Inc. +                                                        18,000                      801,562
Maxim Integrated Products, Inc. +                                             20,600                    1,299,731
MCI WorldCom, Inc. +                                                           9,500                      682,813
On Assignment, Inc. +                                                         20,100                      482,400
Outdoor Systems, Inc. +                                                       15,475                      553,231
Pinnacle Holdings, Inc. +                                                     30,100                      786,363
Premier Parks, Inc.                                                           35,400                    1,026,600
QRS Corp. +                                                                   24,450                    1,567,856
RBB Select Sweep                                                           1,151,899                    1,151,899
Saatchi & Saatchi PLC ADR                                                     30,700                      525,737
Salon.com, Inc. +                                                             31,000                      153,062
Shaw Communications, Inc. Class B +                                           31,100                      857,194
Staples, Inc. +                                                               35,100                      765,619
Verisign, Inc +                                                                9,000                      958,500
Vitesse Semiconductor Corp. +                                                  8,100                      691,537
Westwood One, Inc.+                                                           13,650                      615,956
Women First Healthcare, Inc. +                                                34,600                      244,363
Yahoo! Inc. +                                                                  6,700                    1,203,487
ACNielsen Corp. +                                                             18,100                      410,644
Ambac Financial Group, Inc.                                                   17,000                      805,375
AMFM, Inc. +                                                                  14,000                      852,250
Amgen, Inc. +                                                                  8,000                      652,000
AMVESCAP PLC ADR                                                              18,560                      759,800
At Home Corp. Series A +                                                      15,200                      629,850
BISYS Group, Inc. +                                                           17,200                      806,787
BMC Software, Inc. +                                                           9,800                      701,312
Boston Ventures L.P.                                                         383,267                      383,267
Carrier Access Corp. +                                                         1,797                       75,137
Central European Media Enterprises, Ltd.
   Class A +                                                                 121,200                      189,375
Central Newspapers, Inc. Class A +                                            30,000                    1,335,000
Chaparral Resources, Inc. +*                                                   5,556                       54,861
Cooper Cameron Corp. +                                                        19,100                      721,025
Corus Entertainment, Inc. Class B +                                           10,366                      167,536
Covad Communications Group, Inc.+                                             10,900                      475,172
DeVRY, Inc. +                                                                 48,300                      966,000
Dial Corp.                                                                    25,200                      642,600
Exodus Communications, Inc. +                                                 22,300                    1,606,994
Fairfield Communities, Inc. +                                                 23,300                      254,844
Flextronics International Ltd. +                                              15,900                      925,181
Hispanic Broadcasting Corp. +                                                 17,700                    1,347,412
Intuit, Inc. +                                                                12,500                    1,095,703
KLA-Tencor Corp. +                                                            12,100                      786,500
Mamamedia, Inc. +*                                                            92,592                      499,997
Medimmune, Inc.                                                               10,000                      996,563
Nabors Industries, Inc. +                                                     23,200                      580,000
New Enterprise Associates L.P.                                             1,185,522                    1,185,522
New York Restaurant Group, Inc. +*                                            77,720                      749,998
Nextlink Communications, Inc. +                                                1,347                       69,834
Oxford Health Plans, Inc. +                                                   31,600                      395,000
Petroleum Geo - Services +                                                    41,300                      787,281
Price T. Rowe Associates, Inc.                                                28,600                      784,713
Ross Stores, Inc.                                                             21,600                      434,700



         (See Accompanying Notes to the Pro Forma Financial Statements)

                                      -10-


                                  Post-Venture
-----------------------------------------------------------------------------------------------------------------
Security Name                                                               Shares                 Market Value
-----------------------------------------------------------------------------------------------------------------
Scholastic Corp. +                                                            23,700                    1,185,000
Solectron Corp. +                                                             11,100                      797,119
Synopsys, Inc. +                                                               8,100                      454,866
U.S. Treasury Bill                                                            65,000                       64,485
U.S. Treasury Bill                                                           115,000                      112,219
U.S. Treasury Note                                                            50,000                       50,070
U.S. Treasury Note                                                           260,000                      261,153
UK Sterling                                                                        6                            9
USA Networks, Inc. +                                                          36,600                    1,418,250
VERITAS Software Corp. +                                                      13,400                    1,017,562
Viatel, Inc. +                                                                19,800                      585,338
Women.Com Networks *                                                         227,964                      750,002
Women.Com Networks Series E *                                                 15,675                      156,750
Xilinx, Inc. +                                                                17,200                    1,127,137
                                                                                                       54,485,158


         (See Accompanying Notes to the Pro Forma Financial Statements)

                                      -11-


                                  Combined Fund
-------------------------------------------------------------------------------------------------------------------
Security Name                                                               Shares                 Market Value
-------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc. +                                                             6,800                      542,300
America Online, Inc. +                                                         7,100                      738,400
Ben & Jerry's Homemade, Inc. Class A +                                        25,100                      431,407
CIENA Corp.+                                                                  16,100                      587,650
Cisco Systems, Inc. +                                                         36,860                    2,527,214
Citrix Systems, Inc. +                                                        17,900                    1,108,681
Concord Communications, Inc. +                                                15,600                      620,100
Gilat Satellite Networks +                                                    23,600                    1,265,550
JDS Uniphase Corp. +                                                          15,600                    1,775,475
Lason Holdings, Inc. +                                                        18,700                      832,734
Maxim Integrated Products, Inc. +                                             21,200                    1,337,587
MCI WorldCom, Inc. +                                                          10,100                      725,938
On Assignment, Inc. +                                                         21,200                      508,800
Outdoor Systems, Inc. +                                                       17,537                      626,947
Pinnacle Holdings, Inc. +                                                     32,200                      841,226
Premier Parks, Inc.                                                           37,200                    1,078,800
QRS Corp. +                                                                   25,800                    1,654,425
RBB Select Sweep                                                           1,552,137                    1,552,137
Saatchi & Saatchi PLC ADR                                                     33,300                      570,262
Salon.com, Inc. +                                                             34,200                      168,862
Shaw Communications, Inc. Class B +                                           33,500                      923,344
Staples, Inc. +                                                               37,900                      826,694
Verisign, Inc +                                                                9,800                    1,043,700
Vitesse Semiconductor Corp. +                                                  9,000                      768,375
Westwood One, Inc. +                                                          15,450                      697,181
Women First Healthcare, Inc. +                                                38,500                      271,907
Yahoo! Inc. +                                                                  7,100                    1,275,337
3i Group PLC                                                                   2,583                       32,415
Alterra Healthcare Corp.                                                         900                        7,988
Amada Sonoike Co. Ltd.                                                         9,000                       22,401
Amada Wasino Co., Ltd.                                                        19,000                       22,664
Amdocs Ltd. +                                                                  1,560                       32,760
Antenna TV SA                                                                  4,300                       39,775
ANZoil NL +                                                                  350,400                       33,159
Assante Corp. +                                                               15,100                       69,361
Atos SA                                                                        1,000                      128,224
Audiocodes, Ltd. +                                                             2,350                       88,419
Backweb Technologies Ltd. +                                                    4,300                       73,100
Biora AB ADR +                                                                10,200                      105,825
Chapters Online, Inc. +                                                        6,300                       63,665
Corus Entertainment, Inc.                                                        800                       12,930
Cue Energy Resources NL +                                                    197,400                        9,018
Datapulse Technology, Ltd.                                                    85,000                       51,486
Diagonal PLC                                                                  21,700                      109,000
Dinamia Capital Privado. Sociedad de Capital
   Riesgo, S.A. +                                                             15,000                      161,345
Electronics Boutique PLC                                                     100,600                      154,081
EMAP PLC                                                                       3,720                       50,360
Envoy Communications Group, Inc. +                                             6,700                       30,092
Esat Telecom Group PLC ADR                                                     3,300                      131,175
Euro Currency                                                                 49,479                       52,695
Fantastic Corp. +                                                              1,500                       82,270
Framtidsfabriken AB +                                                          3,200                      110,859
GFK AG +                                                                       7,500                      188,902
GFT Ges Fuer Technologiecon +                                                  1,200                       61,215
Gretag Imaging Group +                                                           425                       47,865
Grupo Iusacell SA ADR Series V +                                              12,800                      133,000
Hankuk Electric Glass Co., Ltd. +                                              1,100                       58,777
Holmes Place PLC                                                              19,233                       97,558
Icon Medialab International AB                                                 1,200                       67,335
Institutional Money Market Trust                                              97,000                       97,000


         (See Accompanying Notes to the Pro Forma Financial Statements)


                                     -12-

                                 Combined Fund
-------------------------------------------------------------------------------------------------------------------
Security Name                                                               Shares                 Market Value
-------------------------------------------------------------------------------------------------------------------
Itnet PLC +                                                                    8,300                       65,954
Ixos Software AG +                                                             6,300                      201,600
Kungsleden AB +                                                               10,500                       81,974
Laurent-Perrier Group                                                          1,700                       61,556
Libertel NV (NLG)                                                              5,400                       97,478
Locazione Attrezzature SPA                                                    97,200                       97,927
Marbert AG                                                                     4,191                       75,877
Meta4 NV +                                                                     1,300                       17,998
Navision Software AS +                                                           800                       25,673
Nemic-Lambda K.K.                                                              2,600                       97,927
Network Appliance, Inc. +                                                      1,400                      100,275
Orbotech, Ltd. +                                                                 260                       16,088
Ordina NV                                                                      3,760                       86,093
P & I Personal & Informatik AG +                                               2,700                       25,735
Pacific Internet, Ltd. (Singapore)                                             1,300                       41,600
Pinkroccade NV +                                                               1,100                       31,630
PowderJect Pharmaceuticals PLC                                                10,000                      122,529
Prima Inmobiliaria SA +                                                       17,800                      162,459
Research IN Motion, Ltd. +                                                     7,370                      228,700
Richland Petroleum Corp. +                                                    24,300                       66,972
Rogers Communications Incorporated - Class B +                                 4,900                       82,862
Sage Group PLC                                                                 3,000                      134,733
SAIA-Burgess Electronics AG +                                                    130                       38,119
Schroders PLC                                                                  3,800                       79,229
Seagull Holding NV                                                             5,700                       84,986
SEAT Pagine Gialle SpA +                                                      20,000                       29,223
Sez Holding AG Class A                                                           300                      110,357
Shohkoh Fund & Co., Ltd.                                                         120                       89,605
SIVA-SGPS, S.A.                                                                8,600                      119,065
Swedish Krone                                                                    245                           30
TAG Heuer International SA                                                     1,020                      144,444
Tandberg Television ASA +                                                      7,700                       85,420
Telegate AG +                                                                  1,000                       30,459
The Exchange Holdings PLC                                                     44,100                      119,837
The Future Network PLC +                                                      11,000                      113,949
Trans Cosmos Inc.                                                                700                       87,445
Transportes Azkar SA +                                                        11,500                      113,043
Trigem Computer, Inc.                                                          1,457                      100,028
Trintech Group +                                                               3,500                       48,457
TTI Team Telecom International, Ltd. +                                         6,900                       69,863
Unione Immobiliare SpA +                                                     168,200                       89,386
Venture Manufacturing                                                         10,000                       87,035
Versatel Telecom International NV +                                            6,800                       73,867
Versus Technologies, Inc. +                                                   12,875                       78,416
Westjet Airlines, Ltd. +                                                      23,000                      237,906
ACNielsen Corp. +                                                             18,100                      410,644
Ambac Financial Group, Inc.                                                   17,000                      805,375
AMFM, Inc. +                                                                  14,000                      852,250
Amgen, Inc. +                                                                  8,000                      652,000
AMVESCAP PLC ADR                                                              18,560                      759,800
At Home Corp. Series A +                                                      15,200                      629,850
BISYS Group, Inc. +                                                           17,200                      806,787
BMC Software, Inc. +                                                           9,800                      701,312
Boston Ventures L.P.                                                         383,267                      383,267
Carrier Access Corp. +                                                         1,797                       75,137
Central European Media Enterprises, Ltd.
   Class A +                                                                 121,200                      189,375
Central Newspapers, Inc. Class A +                                            30,000                    1,335,000
Chaparral Resources, Inc. +*                                                   5,556                       54,861
Cooper Cameron Corp. +                                                        19,100                      721,025
Corus Entertainment, Inc. Class B +                                           10,366                      167,536
Covad Communications Group, Inc. +                                            10,900                      475,172
DeVRY, Inc. +                                                                 48,300                      966,000
Dial Corp.                                                                    25,200                      642,600

  (See Accompanying Notes to the Pro Forma Financial Statements)

                                      -13-



                                 Combined Fund
-------------------------------------------------------------------------------------------------------------------
Security Name                                                               Shares                 Market Value
-------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc. +                                                 22,300                    1,606,994
Fairfield Communities, Inc. +                                                 23,300                      254,844
Flextronics International Ltd. +                                              15,900                      925,181
Hispanic Broadcasting Corp. +                                                 17,700                    1,347,412
Intuit, Inc. +                                                                12,500                    1,095,703
KLA-Tencor Corp. +                                                            12,100                      786,500
Mamamedia, Inc. +*                                                            92,592                      499,997
Medimmune, Inc.                                                               10,000                      996,563
Nabors Industries, Inc. +                                                     23,200                      580,000
New Enterprise Associates L.P.                                             1,185,522                    1,185,522
New York Restaurant Group, Inc. +*                                            77,720                      749,998
Nextlink Communications, Inc. +                                                1,347                        69,834
Oxford Health Plans, Inc. +                                                   31,600                       395,000
Petroleum Geo - Services +                                                    41,300                       787,281
Price T. Rowe Associates, Inc.                                                28,600                       784,713
Ross Stores, Inc.                                                             21,600                       434,700
Scholastic Corp. +                                                            23,700                     1,185,000
Solectron Corp. +                                                             11,100                       797,119
Synopsys, Inc. +                                                               8,100                       454,866
U.S. Treasury Bill                                                            65,000                        64,485
U.S. Treasury Bill                                                           115,000                       112,219
U.S. Treasury Note                                                            50,000                        50,070
U.S. Treasury Note                                                           260,000                       261,153
UK Sterling                                                                        6                             9
USA Networks, Inc. +                                                          36,600                     1,418,250
VERITAS Software Corp. +                                                      13,400                     1,017,562
Viatel, Inc. +                                                                19,800                       585,338
Women.Com Networks *                                                         227,964                       750,002
Women.Com Networks Series E *                                                 15,675                       156,750
Xilinx, Inc. +                                                                17,200                     1,127,137
                                                                                                        62,789,754

         (See Accompanying Notes to the Pro Forma Financial Statements)

           THE ANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION
                OF THE GLOBAL FUND ARE INCORPORATED BY REFERENCE
                 TO ITS N-1A REGISTRATION STATEMENT (INVESTMENT
                         COMPANY ACT FILE NO. 811-07715)

           THE ANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION
                    OF THE FUND ARE INCORPORATED BY REFERENCE
                 TO ITS N-1A REGISTRATION STATEMENT (INVESTMENT
                         COMPANY ACT FILE NO. 811-07327)